     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 29, 2005
                                                     REGISTRATION NOS.: 33-48765
                                                                        811-6711
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     [X]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 17                     [X]
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                [X]
                                AMENDMENT NO. 18                             [X]

                                ----------------

                       MORGAN STANLEY SPECIAL GROWTH FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                ----------------
                                    COPY TO:

       CARL FRISCHLING, ESQ.                             STUART M. STRAUSS, ESQ.
KRAMER LEVIN NAFTALIS & FRANKEL LLP                      CLIFFORD CHANCE US LLP
   1177 AVENUE OF THE AMERICAS                             31 WEST 52ND STREET
     NEW YORK, NEW YORK 10036                           NEW YORK, NEW YORK 10019

                                ----------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective.

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                   Immediately upon filing pursuant to paragraph (b)
            -----

              X    On June 30, 2005 pursuant to paragraph (b)
            -----

                   60 days after filing pursuant to paragraph (a)(1)
            -----

                   On (date) pursuant to paragraph (a)(1)
            -----

                   75 days after filing pursuant to paragraph (a)(2)
            -----

                   On (date) pursuant to paragraph (a)(2) of Rule 485.
            -----

            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

                    If appropriate, check the following box:

                   This post-effective amendment designates a new effective date
            -----  for a previously filed post-effective amendment.

================================================================================

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                             SPECIAL GROWTH FUND

                                   A mutual fund that seeks capital appreciation

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[MORGAN STANLEY LOGO]

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The Securities and Exchange Commission has not approved or
disapproved these securities or passed upon the adequacy of
this Prospectus. Any representation to the contrary is a              Prospectus
criminal offense.                                                  June 30, 2005

CONTENTS
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THE FUND

      Portfolio Holdings...................................................... 9

      Fund Management..........................................................9

SHAREHOLDER INFORMATION

      Pricing Fund Shares.....................................................11



      Additional Information..................................................29

FINANCIAL HIGHLIGHTS..........................................................30

MORGAN STANLEY FUNDS...........................................Inside Back Cover

This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND
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INVESTMENT OBJECTIVE

[GRAPHIC OMITTED]

Morgan Stanley Special Growth Fund seeks capital appreciation.

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PRINCIPAL INVESTMENT STRATEGIES

[sidebar]
CAPITAL APPRECIATION

An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out dividend income.
[end sidebar]

[GRAPHIC OMITTED]

The Fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000 (Registered Trademark) Growth Index
(approximately $20 million to $4.945 billion as of May 31, 2005). The Fund's
"Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund's investment objective. The Investment Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Investment Adviser studies company developments, including business strategy and financial results.
Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

There are no minimum rating or quality requirements with respect to the convertible securities in which the Fund may invest and the Fund may invest up to 35% of its net assets in these investments.

The Fund's small cap equity investments may include foreign securities (held either directly or in the form of depositary receipts). However, the Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national securities exchange.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

                                                                               1

The remaining 35% of the Fund's assets may be invested in equity securities of medium-sized or large companies. The Fund may also invest in options and futures and forward foreign currency exchange contracts.

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PRINCIPAL RISKS

[GRAPHIC OMITTED]

There is no assurance that the Fund will achieve its investment objective. The
Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

A principal risk of investing in the Fund is associated with its investments in common stock of small companies. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Investing in securities of small companies may involve greater risk than is customarily associated with investing in more established companies. Often, small companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, financial resources and less experienced management. As a consequence, their securities may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

CONVERTIBLE SECURITIES. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both common stock and fixed-income securities. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the
Fund's convertible investments may be rated below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.

FOREIGN SECURITIES. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in
U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.
Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of
U.S. issuers and, as such, their price changes may be more volatile.
Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

OTHER RISKS. The performance of the Fund also will depend on whether or not the
Investment Adviser is successful in applying the Fund's investment strategies.
The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in options and futures and forward foreign currency exchange contracts. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other governmental agency.

                                                                               3

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PAST PERFORMANCE

[sidebar]
ANNUAL TOTAL RETURNS

This chart shows how the performance of the Fund's Class B shares has varied from year to year over the past 10 calendar years.
[end sidebar]

[GRAPHIC OMITTED]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                                 [CHART OMITTED]

                        1995                     60.21%
                        1996                     13.71%
                        1997                     10.64%
                        1998                     19.39%
                        1999                    132.45%
                        2000                    -37.88%
                        2001                    -33.99%
                        2002                    -51.08%
                        2003                     43.42%
                        2004                     18.51%

The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The year-to-date total return as of March 31, 2005 was -2.24%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 82.25% (quarter ended December 31, 1999), and the lowest return for a calendar quarter was -45.31% (quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)

[sidebar]
AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns with those of an index that represents a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
[end sidebar]



---------------------------------------------------------------------------------------------------------------------
                                                       PAST 1 YEAR      PAST 5 YEARS   PAST 10 YEARS   LIFE OF FUND*
---------------------------------------------------------------------------------------------------------------------

Class A(1):   Return Before Taxes                         13.12%           -19.62%          --            0.29%
---------------------------------------------------------------------------------------------------------------------
              Russell 2000(R) Growth Index(2)             14.31%            -3.57%          --            3.06%
---------------------------------------------------------------------------------------------------------------------
              Lipper Small-Cap Growth Funds Index(3)      10.79%            -1.51%          --            6.02%
---------------------------------------------------------------------------------------------------------------------
Class B(1):   Return Before Taxes                         13.51%           -19.68%        6.67%             --
---------------------------------------------------------------------------------------------------------------------
              Return After Taxes on Distributions(4)      13.51%           -19.82%        6.42%             --
---------------------------------------------------------------------------------------------------------------------
              Return After Taxes on Distributions and
              Sale of Fund Shares                          8.78%           -15.31%        6.00%             --
---------------------------------------------------------------------------------------------------------------------
              Russell 2000(R) Growth Index(2)             14.31%            -3.57%        7.12%             --
---------------------------------------------------------------------------------------------------------------------
              Lipper Small-Cap Growth Funds Index(3)      10.79%            -1.51%       10.36%             --
---------------------------------------------------------------------------------------------------------------------
Class C(1):   Return Before Taxes                         17.55%           -19.36%          --            0.26%
---------------------------------------------------------------------------------------------------------------------
              Russell 2000(R) Growth Index(2)             14.31%            -3.57%          --            3.06%
---------------------------------------------------------------------------------------------------------------------
              Lipper Small-Cap Growth Funds Index(3)      10.79%            -1.51%          --            6.02%
---------------------------------------------------------------------------------------------------------------------
Class D(1):   Return Before Taxes                         19.73%           -18.57%          --            1.24%
---------------------------------------------------------------------------------------------------------------------
              Russell 2000(R) Growth Index(2)             14.31%            -3.57%          --            3.06%
---------------------------------------------------------------------------------------------------------------------
              Lipper Small-Cap Growth Funds Index(3)      10.79%            -1.51%          --            6.02%
---------------------------------------------------------------------------------------------------------------------


*    Only shown for share classes with less than a ten-year history.

(1)  Classes A, C and D commenced operations on July 28, 1997. Class B commenced operations on August 2, 1993.

(2)  The Russell 2000 (Registered Trademark) Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper
     Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4)  These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

Included in the table above are the after-tax returns for the Fund's Class B shares. The after-tax returns for the Fund's other Classes will vary from the
Class B shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

                                                                               5

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FEES AND EXPENSES

[GRAPHIC OMITTED]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes
A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The
Fund does not charge account or exchange fees. However, certain shareholders may be charged an order processing fee by the broker-dealer through which shares are purchased, as described below. See the "Share Class Arrangements" section for further fee and expense information.

SHAREHOLDER FEES

[sidebar]
SHAREHOLDER FEES

These fees are paid directly from your investment.
[end sidebar]



----------------------------------------------------------------------------------------------------
                                                       CLASS A     CLASS B     CLASS C     CLASS D
----------------------------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                    5.25%(1)      None       None         None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage based on the lesser of the offering
price or net asset value at redemption)                 None(2)     5.00%(3)   1.00%(4)      None
----------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES

[sidebar]
ANNUAL FUND OPERATING EXPENSES

These expenses are deducted from the Fund's assets.
[end sidebar]



-----------------------------------------------------------------------------------------
                                            CLASS A     CLASS B     CLASS C     CLASS D
-----------------------------------------------------------------------------------------

Advisory fee*                                0.92%       0.92%       0.92%       0.92%
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(5)     0.25%       1.00%       0.92%       None
-----------------------------------------------------------------------------------------
Other expenses*                              0.62%       0.62%       0.62%       0.62%
-----------------------------------------------------------------------------------------
Total annual Fund operating expenses         1.79%       2.54%       2.46%       1.54%
-----------------------------------------------------------------------------------------


*    Expense information in the table has been restated to reflect current fees
     (see "Fund Management").

(1)  Reduced for purchases of $25,000 and over.

(2)  Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of
     1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances. With respect to shares purchased prior to December 1, 2004, a CDSC of 1.00% will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.

(3)  The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the
     CDSC.

(4)  Only applicable if you sell your shares within one year after purchase.

(5)  The Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A, Class B and Class C shares in an amount each month up to an annual rate of 0.25%,
     1.00% and 1.00% of the average daily net assets of Class A, Class B and
     Class C, respectively.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period.



-----------------------------------------------------------------------------------------------------------
                         IF YOU SOLD YOUR SHARES:                       IF YOU HELD YOUR SHARES:
              ---------------------------------------------- ----------------------------------------------
                1 YEAR     3 YEARS     5 YEARS    10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------

   Class A       $697      $1,059       $1,444      $2,520      $697      $1,059      $1,444       $2,520
-----------------------------------------------------------------------------------------------------------
   Class B       $757      $1,091       $1,550      $2,875      $257        $791      $1,350       $2,875
-----------------------------------------------------------------------------------------------------------
   Class C       $349        $767       $1,311      $2,796      $249        $767      $1,311       $2,796
-----------------------------------------------------------------------------------------------------------
   Class D       $157        $486         $839      $1,834      $157        $486        $839       $1,834
-----------------------------------------------------------------------------------------------------------


While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

ORDER PROCESSING FEE. Morgan Stanley DW Inc. ("Morgan Stanley DW") charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the Fund. Please consult your Morgan Stanley
Financial Advisor for more information regarding this fee.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY INFORMATION

[GRAPHIC OMITTED]

This section provides additional information relating to the Fund's principal investment strategies.

OTHER INVESTMENTS. The Fund may invest up to 35% of its assets in the equity securities of medium-sized or large companies.

OPTIONS AND FUTURES. The Fund may invest in put and call options and futures with respect to stock indexes. The Fund may use options and futures to seek to protect against a decline in securities prices or an increase in prices of securities that may be purchased.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund's investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, the Fund may use these instruments to modify its exposure to various currency markets.

                                                                               7

DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund's principal investment strategies when the Investment Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of its portfolio securities. The Financial Highlights Table at the end of this
Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.
A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders. See the sections on "Distributions" and "Tax Consequences."

The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

--------------------------------------------------------------------------------
ADDITIONAL RISK INFORMATION

[GRAPHIC OMITTED]

This section provides additional information relating to the principal risks of investing in the Fund.

OPTIONS AND FUTURES. If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Adviser's predictions of movements in the direction of the stock markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Use of forward foreign currency exchange contracts involves risks. If the Investment Adviser employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and, thus could involve a significant risk.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

[GRAPHIC OMITTED]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

--------------------------------------------------------------------------------
FUND MANAGEMENT

[sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.

The Investment Adviser is widely recognized as a leader in the mutual fund industry and had approximately $105 billion in assets under management or administration as of May 31, 2005.
[end sidebar]

[GRAPHIC OMITTED]

The Fund has retained the Investment Adviser -- Morgan Stanley Investment
Advisors Inc. -- to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan
Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020.

The Fund is managed within the Investment Adviser's U.S. Growth team. Current members of the team responsible for the day-to-day management of the Fund include Dennis P. Lynch and David S. Cohen, Managing Directors of the Investment
Adviser and Sam G. Chainani, an Executive Director of the Investment Adviser.
Mr. Lynch has worked for the Investment Adviser since 1998 and began managing the Fund in October 2002. Mr. Cohen has worked for the Investment Adviser since
1993 and began managing the Fund in October 2002. Mr. Chainani has worked for the Investment Adviser since 1996 and began managing the Fund in June 2004. Mr.
Lynch is the lead portfolio manager of the Fund. Messrs. Cohen and Chainani are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The composition of the team may change without notice from time to time.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement (the "Management
Agreement") pursuant to which the Fund paid the Investment Adviser a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser at the annual rate of 1.00% of the portion of the daily net assets of the Fund not exceeding
$1.5 billion; and 0.95% of the portion of the daily net assets exceeding $1.5 billion. For the fiscal year ended February 28, 2005, the Fund paid total compensation to the Investment Adviser amounting to 0.97% of the Fund's average daily net assets.

                                                                               9

Effective November 1, 2004, the Board of Trustees approved an amended and restated investment advisory agreement to remove the administrative services component from the Management Agreement and to reduce the investment advisory fee to the annual rate of 0.92% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the portion of the daily net assets exceeding
$1 billion. The administrative services previously provided to the Fund by the
Investment Adviser are being provided by Morgan Stanley Services Company Inc.
("Administrator") pursuant to a separate administration agreement entered into by the Fund with the Administrator. Such change resulted in a 0.08% reduction in the investment advisory fee concurrent with the implementation of a 0.08%
administration fee pursuant to a new administration agreement.

Effective June 1, 2005, the Board of Trustees approved an amendment to reduce the investment advisory fee to the annual rate of 0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING FUND SHARES

[GRAPHIC OMITTED]

The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each
Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

The net asset value per share of the Fund is determined once daily at 4:00 p.m.
Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. In these cases, the Fund's net asset value will reflect certain portfolio securities'
fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.
However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                                                                              11

--------------------------------------------------------------------------------
HOW TO BUY SHARES

[sidebar]
CONTACTING A FINANCIAL ADVISOR

If you are new to the Morgan Stanley Funds and would like to contact a Morgan
Stanley Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
[end sidebar]

[GRAPHIC OMITTED]

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. The Fund's transfer agent, Morgan Stanley Trust ("Transfer Agent"), in its sole discretion, may allow you to purchase shares directly by calling and requesting an application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A,
B, C and D. Class D shares are only offered to a limited group of investors.
Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you.
When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

When you buy Fund shares, the shares are purchased at the next share price calculated (plus any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Fund shares for any reason.

ORDER PROCESSING FEE. Morgan Stanley DW charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the
Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee.

MINIMUM INVESTMENT AMOUNTS

[sidebar]
EasyInvest(R)

A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
[end sidebar]



-------------------------------------------------------------------------------------------------------
                                                                                MINIMUM INVESTMENT
-------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS                                                            INITIAL        ADDITIONAL
-------------------------------------------------------------------------------------------------------

Regular Accounts                                                               $1,000            $100
-------------------------------------------------------------------------------------------------------
Individual Retirement Accounts                                                 $1,000            $100
-------------------------------------------------------------------------------------------------------
Coverdell Education Savings Account                                              $500            $100
-------------------------------------------------------------------------------------------------------
EasyInvest (Registered Trademark)
(Automatically from your checking or savings account or Money Market Fund)       $100*           $100*
-------------------------------------------------------------------------------------------------------


* Provided your schedule of investments totals $1,000 in 12 months.

There is no minimum investment amount if you purchase Fund shares through: (1)
the Investment Adviser's mutual fund asset allocation program; (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code or (ii) certain other investment programs that do not charge an asset-based fee; (4) employer-sponsored employee benefit plan accounts; or (5) the reinvestment of dividends in additional Fund shares.

INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES.

To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this
Prospectus.

SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley
Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o    Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount
     (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o    Make out a check for the total amount payable to: Morgan Stanley Special
     Growth Fund.

o    Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey
     City, NJ 07303.

--------------------------------------------------------------------------------
LIMITED PORTABILITY

[GRAPHIC OMITTED]

Most Fund shareholders hold their shares with Morgan Stanley DW. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Fund's distributor.
After a transfer, you may purchase additional shares of the Morgan Stanley Funds you owned before the transfer, but you may not be able to purchase shares of any other Morgan Stanley Funds or exchange shares of the Fund(s) you own for shares of other Morgan Stanley

                                                                              13

Funds (as described below under "How to Exchange Shares"). If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Fund's distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer of financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the Transfer Agent. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares and pay any applicable CDSC.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

[GRAPHIC OMITTED]

PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Treasury
Trust, without the imposition of an exchange fee. Front-end sales charges are not imposed on exchanges of Class A shares. See the inside back cover of this
Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund,
No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.

Exchanges may be made after shares of the fund acquired by purchase have been held for 30 days. There is no waiting period for exchanges of shares (i)
acquired by exchange or dividend reinvestment; (ii) purchased through the automatic investment plan; or (iii) purchased by wrap-fee accounts that have an automatic rebalancing feature. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan
Stanley Fund during its initial offering period, or when shares of a particular
Morgan Stanley Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan
Stanley Financial Advisor or other authorized financial representative.
Otherwise, you must forward an exchange privilege authorization form to the
Transfer Agent and then write the Transfer Agent or call toll-free (800)
869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Morgan Stanley Financial Advisor or other authorized financial representative or by calling toll-free (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions, as described above, are received. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. See "Limitations on Exchanges." The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock
Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares --
and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per calendar year. Exchange privileges will be suspended if more than eight exchanges out of the Fund are made by a shareholder in a calendar year and further exchange requests will not be processed during that year. This limitation does not apply to the Investment Adviser's asset allocation program or employer-sponsored retirement plans. The Fund reserves the right to reject an exchange request for any reason.

CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this Prospectus for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your
Morgan Stanley Financial Advisor or call toll-free (800) 869-NEWS.

                                                                              15

--------------------------------------------------------------------------------
HOW TO SELL SHARES

[GRAPHIC OMITTED]

You can sell some or all of your Fund shares at any time. If you sell Class A,
Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
Contact Your        To sell your shares, simply call your Morgan Stanley
Financial Advisor   Financial Advisor or other authorized financial
                    representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage
                    account.
--------------------------------------------------------------------------------
By Letter           You can also sell your shares by writing a "letter of
                    instruction" that includes:

                    o  your account number;

                    o  the name of the Fund;

                    o  the dollar amount or the number of shares you wish to
                       sell;

                    o  the Class of shares you wish to sell; and

                    o  the signature of each owner as it appears on the account.

                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust toll-free at (800)
                    869-NEWS for a determination as to whether a particular
                    institution is an eligible guarantor.) A notary public
                    cannot provide a signature guarantee. Additional
                    documentation may be required for shares held by a
                    corporation, partnership, trustee or executor.

                    Mail the letter to Morgan Stanley Trust at P.O. Box 983,
                    Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.

                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
Systematic          If your investment in all of the Morgan Stanley Funds has a
Withdrawal Plan     total market value of at least $10,000, you may elect to
                    withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you
                    add a fund to the plan, you must meet the plan requirements.

                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this Prospectus.

OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
Systematic          To sign up for the systematic withdrawal plan, contact your
Withdrawal Plan     Morgan Stanley Financial Advisor or call toll-free (800)
(continued)         869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

ORDER PROCESSING FEE. Morgan Stanley DW charges clients an order processing fee of $5.25 (except in certain circustances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the
Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee.

TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this
Prospectus and consult your own tax professional about the tax consequences of a sale.

REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

INVOLUNTARY SALES. The Fund reserves the right, on 60 days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial
Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest (Registered Trademark), if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

                                                                              17

--------------------------------------------------------------------------------
DISTRIBUTIONS

[sidebar]
TARGETED DIVIDENDS(SM)

You may select to have your Fund distributions automatically invested in other
Classes of Fund shares or Classes of another Morgan Stanley Fund that you own.
Contact your Morgan Stanley Financial Advisor for further information about this service.
[end sidebar]

[GRAPHIC OMITTED]

The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class
C shares because distribution fees that Class B and Class C shares pay are higher. Normally, income dividends are distributed to shareholders semi-annually. Capital gains, if any, are usually distributed in June and
December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of the same
Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Morgan
Stanley Financial Advisor or other authorized financial representative within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Transfer Agent at least five business days prior to the record date of the distributions.

--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

[GRAPHIC OMITTED]

Frequent purchases and redemptions of Fund shares by Fund shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund's portfolio securities trade and the time as of which the Fund's net asset value is calculated ("time-zone arbitrage"). For example, a market timer may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before the
Fund's net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The

market timer would redeem the Fund's shares the next day when the Fund's share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Fund shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund's policies with respect to valuing portfolio securities are described in "Shareholder Information -- Pricing Fund Shares."

The Fund discourages and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders and the Fund's Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions.
The Fund's policies with respect to purchases, redemptions and exchanges of Fund shares are described in the "How to Buy Shares," "How to Exchange Shares," and
"How to Sell Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to omnibus accounts, the Fund's policies regarding frequent trading of Fund shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Fund shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Fund shares. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited.
Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary's customers. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

--------------------------------------------------------------------------------
TAX CONSEQUENCES

[GRAPHIC OMITTED]

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

o    The Fund makes distributions; and

o    You sell Fund shares, including an exchange to another Morgan Stanley Fund.

                                                                              19

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Under current law, a portion of the ordinary income dividends you receive may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses.
Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

--------------------------------------------------------------------------------
SHARE CLASS ARRANGEMENTS

[GRAPHIC OMITTED]

The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered three Classes: Class A shares, Class B shares and
Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge.

Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

--------------------------------------------------------------------------------
CLASS   SALES CHARGE                                    MAXIMUM ANNUAL 12B-1 FEE
--------------------------------------------------------------------------------
 A      Maximum 5.25% initial sales charge reduced for
        purchase of $25,000 or more; shares purchased
        without an initial sales charge are generally
        subject to a 1.00% CDSC during the first 18
        months*                                                   0.25%
--------------------------------------------------------------------------------
 B      Maximum 5.00% CDSC during the first year
        decreasing to 0% after six years                          1.00%
--------------------------------------------------------------------------------
 C      1.00% CDSC during the first year                          1.00%
--------------------------------------------------------------------------------
 D      None                                                      None
--------------------------------------------------------------------------------

*    Shares purchased without an initial sales charge prior to December 1, 2004 will be subject to a 1.00% CDSC if sold during the first year.

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information for each Class set forth below for specific eligibility requirements. You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) at the time a purchase order (or in the case of Class B or C shares, a redemption order) is placed, that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of Morgan Stanley DW or other authorized dealer of Fund shares, or the Transfer Agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Fund or other
Morgan Stanley Funds held in all related accounts described below at Morgan
Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum. The Fund makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers and eligibility minimums. The web site includes hyperlinks that facilitate access to the information.

[CLASS A SHARES]

Class A shares are sold at net asset value plus an initial sales charge of up to
5.25% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 18 months after the last day of the month of purchase. With respect to shares purchased prior to December 1,
2004, investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as

                                                                              21

with Class B shares. Class A shares are also subject to a 12b-1 fee of up to
0.25% of the average daily net assets of the Class. The maximum annual 12b-1 fee payable by Class A shares is lower than the maximum annual 12b-1 fee payable by
Class B or Class C shares.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the public offering price) on a single transaction as shown in the following table:

[sidebar]
FRONT-END SALES CHARGE OR FSC

An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your
Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation
and Letter of Intent.
[end sidebar]

--------------------------------------------------------------------------------
                                              FRONT-END SALES CHARGE
                                  ----------------------------------------------
                                      PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION      PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $25,000                         5.25%                  5.54%
--------------------------------------------------------------------------------
$25,000 but less than $50,000             4.75%                  4.99%
--------------------------------------------------------------------------------
$50,000 but less than $100,000            4.00%                  4.17%
--------------------------------------------------------------------------------
$100,000 but less than $250,000           3.00%                  3.09%
--------------------------------------------------------------------------------
$250,000 but less than $500,000           2.50%                  2.56%
--------------------------------------------------------------------------------
$500,000 but less than $1 million         2.00%                  2.04%
--------------------------------------------------------------------------------
$1 million and over                       0.00%                  0.00%
--------------------------------------------------------------------------------

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount)
for purchases of Class A shares of the Fund, by combining, in a single transaction, your purchase with purchases of Class A shares of the Fund by the following related accounts:

o    A single account (including an individual, trust or fiduciary account).

o    Family member accounts (limited to spouse and children under the age of
     21).

o    Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o    Employer sponsored and individual retirement accounts (including individual retirement accounts ("IRAs"), Keogh, 401(k), 403(b), 408(k) and 457(b)
     Plans).

o    Tax-exempt organizations.

o    Groups organized for a purpose other than to buy mutual fund shares.

COMBINED PURCHASE PRIVILEGE. You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund for any related account in a single transaction with purchases of any class of shares of other Morgan
Stanley Multi-Class Funds for the related account or any other related account.
For the purpose of this combined purchase privilege, a "related account" is:

o    A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

o    Family member accounts (limited to spouse, and children under 21, but including trust accounts established solely for the benefit of a spouse, or child under 21).

o    An IRA and single participant retirement account (such as a Keogh).

o    An UGMA/UTMA account.

RIGHT OF ACCUMULATION. You may benefit from a reduced sales charge if the cumulative net asset value of Class A Shares of the Fund purchased in a single transaction, together with the net asset value of all classes of shares of
Morgan Stanley Multi-Class Funds (including shares of Morgan Stanley
Non-Multi-Class Funds which resulted from an exchange from Morgan Stanley Multi
Class Funds) held in related accounts amounts to $25,000 or more. For the purposes of the rights of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

NOTIFICATION. You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i)
notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW or other authorized dealer of Fund shares or the
Transfer Agent does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Morgan
Stanley Financial Advisor or other authorized financial representative (or
Morgan Stanley Trust if you purchase shares directly through the Fund) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Fund or other
Morgan Stanley Funds held in all related accounts described above at Morgan
Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold. The Fund makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads and reduced sales charges (i.e., breakpoint discounts). The web site includes hyperlinks that facilitate access to the information.

LETTER OF INTENT. The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of
Intent." A Letter of Intent provides for the purchase of Class A shares of the
Fund or other Multi-Class Funds within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The
Letter of Intent does not preclude the Fund (or any other Multi-Class Fund) from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley
Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of
Intent, and (2) the historical cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the periods referenced in (1) and (2) above. You should retain any records necessary to substantiate historical costs because the Fund, its Transfer Agent and any financial intermediaries may not maintain this information. You can obtain a
Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling toll-free (800) 869-NEWS. If you do not achieve the stated investment goal within the 13-month period,

                                                                              23

you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a
CDSC upon sale) if your account qualifies under one of the following categories:

o    A trust for which a banking affiliate of the Investment Adviser provides discretionary trustee services.

o    Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

o    Qualified state tuition plans described in Section 529 of the Internal
     Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

o    Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which an entity independent from Morgan
     Stanley serves as recordkeeper under an alliance or similar agreement with
     Morgan Stanley's Retirement Plan Solutions ("Morgan Stanley Eligible
     Plans").

o    A Morgan Stanley Eligible Plan whose Class B shares have converted to Class
     A shares, regardless of the plan's asset size or number of eligible employees.

o    Insurance company separate accounts that have been approved by the Fund's distributor.

o    Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

o    Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[CLASS B SHARES]

Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

[sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC

A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[end sidebar]

--------------------------------------------------------------------------------
YEAR SINCE PURCHASE PAYMENT MADE        CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
--------------------------------------------------------------------------------
First                                                    5.0%
--------------------------------------------------------------------------------
Second                                                   4.0%
--------------------------------------------------------------------------------
Third                                                    3.0%
--------------------------------------------------------------------------------
Fourth                                                   2.0%
--------------------------------------------------------------------------------
Fifth                                                    2.0%
--------------------------------------------------------------------------------
Sixth                                                    1.0%
--------------------------------------------------------------------------------
Seventh and thereafter                                   None
--------------------------------------------------------------------------------

Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

Broker-dealers or other financial intermediaries may impose a limit on the dollar value of a Class B Share purchase order that they will accept. For example, a Morgan Stanley Financial Advisor generally will not accept purchase orders for Class B shares that in the aggregate amount to $25,000 or more over a
90-day period. You should discuss with your financial advisor which share class is most appropriate for you, based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A share purchases of $25,000 or more and for existing shareholders who hold over $25,000 in Morgan Stanley
Funds.

CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

o    Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i)
     registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust");
     or (iii) held in a qualified corporate or self-employed retirement plan,
     IRA or 403(b) Custodial Account; provided, in each case, that the sale is requested within one year after your death or initial determination of disability.

o    Sales in connection with the following retirement plan "distributions": (i)
     lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee"
     of a "top heavy" plan, following attainment of age 591/2); (ii)
     distributions from an IRA or 403(b) Custodial Account following attainment of age 591/2;

                                                                              25

     or (iii) a tax-free return of an excess IRA contribution (a "distribution"
     does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

o    Sales of shares in connection with the systematic withdrawal plan of up to
     12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic
     Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6%
     semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

o    Sales of shares purchased prior to April 1, 2004 or acquired in exchange for shares purchased prior to April 1, 2004, if you simultaneously invest the proceeds from such sale in the Investment Adviser's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares acquired in connection with the Investment Adviser's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.

All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Morgan Stanley Financial Advisor or other authorized financial representative or call toll-free (800) 869-NEWS.

DISTRIBUTION FEE. Class B shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 1.00% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class
B shares since the inception of the Fund (not including reinvestments of dividends or capital gain distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the
Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B shares. The maximum annual 12b-1 fee payable by Class B shares is higher than the maximum annual 12b-1 fee payable by Class A shares.

CONVERSION FEATURE. After eight years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The eight-year period runs from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the eight-year period. At the same time, an equal proportion of
Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis.

In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.

If you exchange your Class B shares for shares of a Money Market Fund, a No-Load
Fund or the Limited Duration U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect, the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

For example, if you held Class B shares of the Fund in a regular account for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two-year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one-year holding period.
The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the 12b-1 fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.

In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

[CLASS C SHARES]

Class C shares are sold at net asset value with no initial sales charge, but are subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

Brokers, dealers or other financial intermediaries may impose a limit on the dollar value of a Class C share purchase order that they will accept. For example, a Morgan Stanley Financial Advisor generally will not accept purchase orders for Class C shares that in the aggregate amount to $250,000 or more over a 90 day period. You should discuss with your financial advisor which share class is most appropriate for you based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A Share purchases of $25,000 or more and for existing shareholders who hold over $25,000 in Morgan Stanley
Funds.

DISTRIBUTION FEE. Class C shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 1.00% of the average daily net assets of that Class. The maximum annual 12b-1 fee payable by Class C shares is higher than the maximum annual 12b-1 fee payable by Class A shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution and shareholder services (12b-1) fees applicable to Class C shares for as long as the investor owns such shares.

[CLASS D SHARES]

Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for
Morgan Stanley Eligible Plans) and the following investor categories:

                                                                              27

o    Investors participating in the Investment Adviser's or an affiliate's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

o    Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes.

o    Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

o    Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

o    Certain unit investment trusts sponsored by Morgan Stanley DW or its affiliates.

o    Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

o    Investors who were shareholders of the Dean Witter Retirement Series on
     September 11, 1998 for additional purchases for their former Dean Witter
     Retirement Series accounts.

o    The Investment Adviser and its affiliates with respect to shares held in connection with certain deferred compensation programs established for their employees.

A purchase order that meets the requirements for investment in Class D shares can be made only in Class D shares.

Class D shares are not offered for investments made through Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts
(regardless of the size of the investment).

MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for
Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares. Shareholders cannot combine purchases made by family members or a shareholder's other related accounts in a single transaction for purposes of meeting the $5 million initial investment minimum requirement to qualify to purchase Class D shares.

[NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS]

If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

[PLAN OF DISTRIBUTION (RULE 12B-1 FEES)]

The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the Class A, Class B and
Class C shares. (Class D shares are offered without any 12b-1 fee.) The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A,
Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return in these Classes and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

[GRAPHIC OMITTED]

The Investment Adviser and/or distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or other service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of the Fund's shares. For more information, please see the
Fund's Statement of Additional Information.

                                                                              29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements are incorporated by reference in the Statement of Additional
Information from the Fund's annual report, which is available upon request.

CLASS A SHARES



------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED FEBRUARY 28,                     2005        2004*       2003        2002        2001

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $15.21       $9.64      $16.45      $24.42      $62.72
                                                   ------       -----      ------      ------      ------
Income (loss) from investment operations:
  Net investment loss[+/+]                          (0.23)      (0.21)      (0.20)      (0.30)      (0.40)
  Net realized and unrealized gain (loss)            2.72        5.78       (6.61)      (7.67)     (36.19)
                                                   ------       -----      ------      ------      ------
Total income (loss) from investment operations       2.49        5.57       (6.81)      (7.97)     (36.59)
                                                   ------       -----      ------      ------      ------
Less distributions from net realized gain              --          --          --          --       (1.71)
                                                   ------       -----      ------      ------      ------
Net asset value, end of period                     $17.70      $15.21       $9.64      $16.45      $24.42
------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                       16.37%      57.78%     (41.40)%    (32.64)%    (59.57)%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.79%       1.81%       1.76%       1.59%       1.33%
Net investment loss                                 (1.47)%     (1.66)%     (1.65)%     (1.40)%     (0.95)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $10,642     $11,026     $11,270     $14,064     $21,357
Portfolio turnover rate                                99%        177%        119%         25%         37%
------------------------------------------------------------------------------------------------------------


*     Year ended February 29.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS B SHARES



----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED FEBRUARY 28,                      2005         2004*        2003        2002        2001
----------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $14.46        $9.23       $15.88      $23.76      $61.57
                                                    ------        -----       ------      ------      ------
Income (loss) from investment operations:
  Net investment loss[+/+]                           (0.33)       (0.29)       (0.30)      (0.45)      (0.69)
  Net realized and unrealized gain (loss)             2.56         5.52        (6.35)      (7.43)     (35.41)
                                                    ------        -----       ------      ------      ------
Total income (loss) from investment operations        2.23         5.23        (6.65)      (7.88)     (36.10)
                                                    ------        -----       ------      ------      ------
Less distributions from net realized gain               --           --           --          --       (1.71)
                                                    ------        -----       ------      ------      ------
Net asset value, end of period                      $16.69        $14.46       $9.23      $15.88       $23.76
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                        15.42%        56.66%     (41.88)%    (33.16)%     (59.89)%
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              2.54%         2.56%       2.55%       2.35%        2.03%
Net investment loss                                  (2.22)%       (2.41)%     (2.44)%     (2.16)%      (1.65)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $126,659      $144,850     $109,784   $260,504     $459,380
Portfolio turnover rate                                 99%          177%         119%        25%          37%
----------------------------------------------------------------------------------------------------------------


*      Year ended February 29.

[+/+]  The per share amounts were computed using an average number of shares outstanding during the period.

+      Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              31

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

CLASS C SHARES



--------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED FEBRUARY 28,                     2005        2004*        2003         2002         2001
--------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $14.43       $9.21       $15.85       $23.67       $61.40
                                                   ------       -----       ------       ------       ------
Income (loss) from investment operations:
  Net investment loss[+/+]                          (0.32)      (0.29)       (0.30)       (0.41)       (0.73)
  Net realized and unrealized gain (loss)            2.57        5.51        (6.34)       (7.41)      (35.29)
                                                   ------       -----       ------       ------       ------
Total income (loss) from investment operations       2.25        5.22        (6.64)       (7.82)      (36.02)
                                                   ------       -----       ------       ------       ------
Less distributions from net realized gain              --          --           --           --        (1.71)
                                                   ------       -----       ------       ------       ------
Net asset value, end of period                     $16.68      $14.43        $9.21       $15.85       $23.67
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                       15.37%      56.79%      (41.78)%     (33.16)%     (59.93)%
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.46%       2.56%       2.55%         2.20%        2.16%
Net investment loss                                 (2.14)%     (2.41)%     (2.44)%       (2.01)%      (1.78)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $7,399      $7,751      $5,398       $11,294      $19,639
Portfolio turnover rate                                99%        177%        119%           25%          37%
--------------------------------------------------------------------------------------------------------------


*      Year ended February 29.

[+/+]  The per share amounts were computed using an average number of shares outstanding during the period.

+      Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS D SHARES



-------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED FEBRUARY 28,                       2005        2004*         2003          2002          2001
-------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $15.43      $9.75         $16.61        $24.60        $63.11
                                                     ------     ------         ------        ------        ------
Income (loss) from investment operations:
  Net investment loss[+/+]                            (0.20)     (0.18)         (0.18)        (0.25)        (0.32)
  Net realized and unrealized gain (loss)              2.76       5.86          (6.68)        (7.74)       (36.48)
                                                     ------     ------         ------        ------        ------
Total income (loss) from investment operations         2.56       5.68          (6.86)        (7.99)       (36.80)
                                                     ------     ------         ------        ------        ------
Less distributions from net realized gain                --         --             --            --         (1.71)
                                                     ------     ------         ------        ------        ------
Net asset value, end of period                       $17.99     $15.43          $9.75        $16.61        $24.60
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                         16.59%     58.26%        (41.30)%      (32.48)%      (59.53)%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.54%      1.56%         1.55%          1.35%         1.16%
Net investment loss                                   (1.22)%    (1.41)%        (1.44)%       (1.16)%       (0.78)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $48,418    $38,907        $29,634       $35,683       $41,207
Portfolio turnover rate                                  99%       177%           119%           25%           37%
------------------------------------------------------------------------------------------------------------------


*      Year ended February 29.

[+/+]  The per share amounts were computed using an average number of shares outstanding during the period.

+      Calculated based on the net asset value as of the last business day of the period.

(1)    Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              33

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                                                                              35

NOTES (Continued)
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MORGAN STANLEY FUNDS
--------------------------------------------------------------------------------



EQUITY                                                                         FIXED INCOME
----------------------------------   ---------------------------------------   -------------------------------------

BLEND/CORE                           INDEX                                     TAXABLE SHORT TERM

Dividend Growth Securities           Equally-Weighted S&P 500 Fund             Limited Duration Fund*+
Total Return Trust                   KLD Social Index Fund                     Limited Duration U.S. Treasury Trust*
Fund of Funds - Domestic Portfolio   Nasdaq-100 Index Fund
                                     S&P 500 Index Fund                        -------------------------------------
----------------------------------   Total Market Index Fund                   TAXABLE INTERMEDIATE TERM
DOMESTIC HYBRID
                                     ---------------------------------------   Flexible Income Trust
Allocator Fund                       SPECIALTY                                 High Yield Securities
Balanced Growth Fund                                                           Income Trust
Balanced Income Fund                 Biotechnology Fund                        Mortgage Securities Trust
Income Builder Fund                  Convertible Securities Trust              U.S. Government Securities Trust
Strategist Fund                      Financial Services Trust
                                     Global Utilities Fund                     -------------------------------------
----------------------------------   Health Sciences Trust                     TAX-FREE
GLOBAL/INTERNATIONAL                 Information Fund
                                     Natural Resource Development Securities   California Tax-Free Income Fund
European Equity Fund                 Real Estate Fund                          Limited Term Municipal Trust*+
Global Advantage Fund                Utilities Fund                            New York Tax-Free Income Fund
Global Dividend Growth Securities                                              Tax-Exempt Securities Trust
International Fund                   ---------------------------------------
International SmallCap Fund          VALUE                                     MONEY MARKET*
International Value Equity Fund                                                -------------------------------------
Japan Fund                           Fundamental Value Fund                    TAXABLE
Pacific Growth Fund                  Mid-Cap Value Fund
                                     Small-Mid Special Value Fund              Liquid Asset Fund
----------------------------------   Special Value Fund                        U.S. Government Money Market
GROWTH                               Value Fund
                                                                               -------------------------------------
Aggressive Equity Fund                                                         TAX-FREE
American Opportunities Fund
Capital Opportunities Trust                                                    California Tax-Free Daily Income Trust
Developing Growth Securities Trust                                             New York Municipal Money Market Trust
Growth Fund                                                                    Tax-Free Daily Income Trust
Special Growth Fund


There may be funds created or terminated after this Prospectus was published.
Please consult the inside back cover of a new fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund is a Multi-Class Fund. A
Multi-Class Fund is a mutual fund offering multiple classes of shares.

*    Single-Class Fund(s)

+    No-Load (Mutual) Fund

Additional information about the Fund's
investments is available in the Fund's Annual and
Semi-Annual Reports to Shareholders. In the Fund's          MORGAN STANLEY FUNDS
Annual Report, you will find a discussion of the
market conditions and investment strategies that
significantly affected the Fund's performance
MORGAN STANLEY FUNDS during its last fiscal year.

The Fund's Statement of Additional Information
also provides additional information about the
Fund. The Statement of Additional Information is
incorporated herein by reference (legally is part
of this Prospectus). For a free copy of any of
these documents, to request other information                     MORGAN STANLEY
about the Fund, or to make shareholder inquiries,            SPECIAL GROWTH FUND
please call toll-free (800) 869-NEWS. Free copies                 37892PRO 06/05
of these documents are also available from our
Internet site at: WWW.MORGANSTANLEY.COM/FUNDS.

You also may obtain information about the Fund by
calling your Morgan Stanley Financial Advisor or
by visiting our Internet site.

Information about the Fund (including the
Statement of Additional Information) can be viewed
and copied at the Securities and Exchange
Commission's (the "SEC") Public Reference Room in
Washington, DC. Information about the Reference
Room's operations may be obtained by calling the
SEC at (202) 942-8090. Reports and other
information about the Fund are available on the
EDGAR Database on the SEC's Internet site
(www.sec.gov), and copies of this information may
be obtained, after paying a duplicating fee, by
electronic request at the following E-mail
address: publicinfo@sec.gov, or by writing the
Public Reference Section of the SEC, Washington,   -----------------------------
DC 20549-0102.

TICKER SYMBOLS:
------------------     ------------------
CLASS A:     SMPAX     CLASS B:     SMPBX
------------------     ------------------                  [MORGAN STANLEY LOGO]
CLASS C:     SMPCX     CLASS D:     SMPDX
------------------     ------------------          -----------------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6711)

Investments and services offered through Morgan
Stanley DW Inc., member SIPC. Morgan Stanley
Distributors Inc., member NASD.

CLF# 37892PRO-00

(Copyright) 2005 Morgan Stanley
                                                                      Prospectus
                                                                   June 30, 2005
[MORGAN STANLEY LOGO]

STATEMENT OF ADDITIONAL INFORMATION                               MORGAN STANLEY
                                                                  SPECIAL GROWTH
                                                                  FUND

June 30, 2005

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. The
Prospectus (dated June 30, 2005) for Morgan Stanley Special Growth Fund may be
obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.

     The Fund's audited financial statements for the fiscal year ended February
28, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the
Fund's Annual Report to Shareholders must accompany the delivery of this
Statement of Additional Information.

Morgan Stanley
Special Growth Fund
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


         C. Services Provided by the Investment Adviser and


                                       2

                       GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of
Additional Information (other terms used occasionally are defined in the text of the document).

     "Administrator" or "Morgan Stanley Services" - Morgan Stanley Services
Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

     "Custodian" - The Bank of New York.

     "Distributor" - Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Financial Advisors" - Morgan Stanley authorized financial services representatives.

     "Fund" - Morgan Stanley Special Growth Fund, a registered open-end investment company.

     "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company
Act")) of the Fund.

     "Investment Adviser" - Morgan Stanley Investment Advisors Inc., a
wholly-owned investment adviser subsidiary of Morgan Stanley.

     "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Morgan Stanley DW" - Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "Morgan Stanley Funds" - Registered investment companies for which the
Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

     "Transfer Agent" - Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

     "Trustees" - The Board of Trustees of the Fund.

                                       3

I. FUND HISTORY
--------------------------------------------------------------------------------

     The Fund was organized, under a Declaration of Trust, on March 11, 1992, as a Massachusetts business trust with the name "TCW/DW Small Cap Growth Fund." On
February 25, 1999, the Fund's Trustees adopted an Amendment to the Fund's
Declaration of Trust changing the name of the Fund to Morgan Stanley Dean Witter
Small Cap Growth Fund, effective June 28, 1999. Effective June 18, 2001, the
Fund's name was changed to Morgan Stanley Small Cap Growth Fund. Effective May
30, 2002, the Fund's name was changed to Morgan Stanley Special Growth Fund.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A.   CLASSIFICATION

     The Fund is an open-end, diversified management investment company whose investment objective is to seek capital appreciation.

B.   INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal
Investment Strategies," "Principal Risks," "Additional Investment Strategy
Information" and "Additional Risk Information."

     MONEY MARKET SECURITIES. In addition to the short-term fixed-income securities in which the Fund may otherwise invest, the Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which, among others may include commercial paper, bankers' acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities and obligations of savings institutions and repurchase agreements. Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the
Export-Import Bank of the United States, Federal Housing Administration and
Government National Mortgage Association) or its instrumentalities (such as the
Federal Home Loan Bank), including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S.
government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

     Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance
Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper. Commercial paper rated within the two highest grades by
Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc.
("S&P") or by Moody's Investor Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or
Aa by Moody's; and

                                       4

     Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition, by the Fund, of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the
Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

     OPTION AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed and over-the-counter ("OTC") options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the United States) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the United States) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price.
Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the United States) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the United States)
or other clearing corporation or exchange, at the excercise price.

     Covered Call Writing. The Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar, without limit. The Fund will receive from the purchaser, in return for a call it has written, a "premium;"
i.e., the price of the option. Receipt of these premiums may better enable the
Fund to earn a higher level of current income than it would earn from holding the underlying securities alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities underlying the option decline in value.

     The Fund may be required, at any time during the option period, to deliver the underlying security against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time as the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the
Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

                                       5

     A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash,
Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii)
greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books.

     Options written by the Fund normally have expiration dates of from up to 18 months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Covered Put Writing. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The aggregate value of the obligations underlying puts may not exceed 50% of the Fund's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

     Purchasing Call and Put Options. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option.
The purchase of a put option would enable the Fund, in return for a premium paid to lock in a price at which it may sell a security or currency during the term of the option.

     OTC Options. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund.
With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

     Risks of Options Transactions. The successful use of options depends on the ability of the Investment Adviser to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.
The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

                                       6

     The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges.
There is no assurance that such a market will exist, particularly in the case of
OTC options.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

     Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others
(regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.
These position limits may restrict the number of listed options which the Fund may write.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     Stock Index Options. The Fund may invest in options on broadly based indexes. Options on stock indexes are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Risks of Options on Indexes. Because exercises of stock index options are settled in cash, the Fund could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

     When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has

                                       7

been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

     A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

     Futures Contracts. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. securities as may exist or come into existence.

     A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

     The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio securities against changes in their prices.
If the Investment Adviser anticipates that the prices of securities held by the
Fund may fall, the Fund may sell an index futures contract. Conversely, if the
Fund wishes to hedge against anticipated price rises in those securities which the Fund intends to purchase, the Fund may purchase an index futures contract.

     In addition, interest rate, currency and index futures contracts will be bought or sold in order to close out a short or long position maintained by the
Fund in a corresponding futures contract.

     Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date.
If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

     Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on

                                       8

the futures contract, which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Fund may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called
"variation margin," which are reflective of price fluctuations in the futures contract.

     Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.

     The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

     Limitations on Futures Contracts and Options in Futures. The Commodity
Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Fund, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the
Commodity Exchange Act ("CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon except as set forth in the Fund's Prospectus or
Statement of Additional Information. There is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

     Risks of Transactions in Futures Contracts and Related Options. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted
(a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds;
(b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements;
(c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Adviser may still not result in a successful hedging transaction.

     There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

     Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal to the daily limit on successive days, then it may prove impossible to liquidate a

                                       9

futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

     Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S.
counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges.
Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

     If the Fund maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option.
Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

     In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

     ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

     For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. Real Estate Investment Trusts
("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or

                                       10

interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as
Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.
Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgaqes and derive their income primarily from interest payments.
Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

     A shareholder in the Fund, by investing in REITs indirectly through the
Fund, will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the Investment Company Act.

     EMERGING MARKET SECURITIES. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Fund's investments in those countries. It may be difficult to obtain and enforce a judgment in a court outside the United States. Investments in emerging markets may also expose the Fund to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

     LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its net assets.

     As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment

                                       11

in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From
time to time, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis.
When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the
Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

     WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a
"when, as and if issued" basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the
Fund will also establish a segregated account on the Fund's books in which it will maintain cash, or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

     The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the
Fund, may not exceed 5% of the value of the Fund's net assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a
"when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. The Fund may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with U.S. banks and their foreign branches, insurance companies and other dealers or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in
U.S. dollars or some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse

                                       12

change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     The Investment Adviser also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency"
hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

     The Fund will not enter into forward contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the
Fund to deliver an amount of foreign currency in excess of the value of the
Fund's portfolio securities.

     When required by law, the Fund will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of the Fund's commitments with respect to such contracts.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

     Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

     PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 15%
of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable.
(Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as "private placements" or "restricted securities." Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

     Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     CONVERTIBLE SECURITIES. The Fund may invest in securities which are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally fixed-income securities (but may

                                       13

include preferred stock) and generally rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value.
(This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective.

     Up to 5% of the Fund's net assets may be invested in convertible securities that are below investment grade. Debt securities rated below investment grade are commonly known as "junk bonds." Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

     WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may invest up to 5% of the value of its net assets in warrants, including not more than 2% in warrants not listed on either the New York or American Stock Exchange. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it. The Fund may acquire warrants and subscription rights attached to other securities without reference to the percentage limitations.

     A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. The Fund may invest up to 5% of the value of its net assets in rights.

C.   FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, except in the case of borrowing and investments in illiquid securities; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

     1.   Seek capital appreciation.

     The Fund may not:

     1.   Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to cash equivalents.

                                       14

     2.   Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than 3 years of continuous operation. This restriction does not apply to any obligation of the U.S. Government, its agencies or instrumentalities.

     3.   Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

     4.   Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs, except that the
          Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

     5.   Purchase or sell commodities or commodities contracts except that the
          Fund may purchase or sell financial or stock index futures contracts.

     6.   Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

     7.   Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings effected within the limitations set forth in restriction (6). For the purpose of this restriction, collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

     8.   Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b)
          purchasing any securities on a when-issued or delayed delivery basis;
          (c) purchasing or selling any financial futures contracts; (d)
          borrowing money, or (e) lending portfolio securities.

     9.   Make loans of money or securities, except: (a) by the purchase of portfolio securities; (b) by investment in repurchase agreements; or
          (c) by lending its portfolio securities.

     10.  Make short sales of securities.

     11.  Purchase securities on margin, except for short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     12.  Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

     13.  Invest for the purpose of exercising control or management of any other issuer.
     14.  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. Government, its agencies or instrumentalities).

     15.  As to 75% of its total assets, purchase more than 10% of the outstanding voting securities or any class of securities of any one issuer.

     In addition, as a non-fundamental policy, the Fund may not (1) as to 75% of its assets, purchase more than 10% of the voting securities of any issuer, and
(2) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or by purchase in the open market of securities of closed-end investment companies where no underwriter's or dealer's commission or profit, other than customary broker's commissions, is involved and only if immediately thereafter not more than (a) 5%
of the Fund's total assets, taken at market value, would be invested in any one such company and (b) 10% of the Fund's total assets would be invested in such securities.

     Further, as a non-fundamental policy or restriction, the Fund may not invest in other investment companies in reliance on Section 12(d)(1)(F),
12(d)(1)(G) or 12(d)(1)(J) of the Investment Company Act.

D.   DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund's Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the
"Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the
Fund's and the Investment Adviser's fiduciary

                                       15

duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment
Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality.
Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

     The Fund makes available on its public website the following portfolio holdings information:

     o    Complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag.

     o    Top 10 (or top 15) holdings monthly with a minimum 15 business day lag.

     The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarter in its filings with the SEC on Form N-Q.

     All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

     The Fund may make selective disclosure of non-public portfolio holdings.
Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

     The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM
Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

     Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the
Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

     The Fund may discuss or otherwise disclose performance attribution analyses
(i.e., mention the effects of having a particular security in the portfolio(s))
where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

     The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

                                       16

     The Investment Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the
Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a nondisclosure agreement with the Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the
Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Trustees, or designated
Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

     The Investment Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:



NAME                                  INFORMATION DISCLOSED             FREQUENCY(1)                  LAG TIME
----                             -------------------------------  -----------------------  ------------------------------

SERVICE PROVIDERS
Institutional Shareholder        Complete portfolio holdings      Twice a month            (2)
  Services (ISS) (proxy
  voting agent)(*)
FT Interactive Data Pricing      Complete portfolio holdings      As needed                (2)
  Service Provider(*)
Morgan Stanley Trust(*)          Complete portfolio holdings      As needed                (2)
The Bank of New York(*)          Complete portfolio holdings      As needed                (2)

FUND RATING AGENCIES
Lipper(*)                        Top Ten and Complete             Quarterly basis          Approximately 15 days after
                                 portfolio holdings                                        quarter end and approximately
                                                                                           30 days after quarter end
Morningstar(**)                  Top Ten and Complete             Quarterly basis          Approximately 15 days after
                                 portfolio holdings                                        quarter end and approximately
                                                                                           30 days after quarter end
Standard & Poor's(*)             Complete portfolio holdings      Quarterly basis          Approximately 15 day lag
Investment Company               Top Ten portfolio holdings       Quarterly basis          Approximately 15 days after
 Institute (**)                                                                            quarter end

CONSULTANTS AND ANALYSTS
Americh Massena &                Top Ten and Complete             Quarterly basis(5)       Approximately 10-12 days after
  Associates, Inc.(*)            portfolio holdings                                        quarter end
Bloomberg(**)                    Complete portfolio holdings      Quarterly basis          Approximately 30 days after
                                                                                           quarter end
Callan Associates(*)             Top Ten and Complete             Monthly and quarterly    Approximately 10-12 days after
                                 portfolio holdings               basis, respectively(5)   month/quarter end
Cambridge Associates(*)          Top Ten and Complete             Quarterly basis(5)       Approximately 10-12 days after
                                 portfolio holdings                                        quarter end
Citigroup (*)                    Complete portfolio holdings      Quarterly basis(5)       At least one day after quarter
                                                                                           end
CTC Consulting, Inc.(**)         Top Ten and Complete             Quarterly basis          Approximately 15 days after
                                 portfolio holdings                                        quarter end and approximately
                                                                                           30 days after quarter end,
                                                                                           respectively
Evaluation Associates(*)         Top Ten and Complete             Monthly and quarterly,   Approximately 10-12 days
                                 portfolio holdings               respectively(5)          after month/quarter end
Fund Evaluation Group(**)        Top Ten portfolio holdings(3)    Quarterly basis          At least 15 days after quarter
                                                                                           end
Jeffrey Slocum &                 Complete portfolio holdings(4)   Quarterly basis(5)       Approximately 10-12 days after
 Associates(*)                                                                             quarter end
Hammond Associates(**)           Complete portfolio holdings(4)   Quarterly basis          At least 30 days after quarter
                                                                                           end
Hartland & Co.(**)               Complete portfolio holdings(4)   Quarterly basis          At least 30 days after quarter
                                                                                           end


                                       17



NAME                                  INFORMATION DISCLOSED             FREQUENCY(1)                  LAG TIME
----                             -------------------------------  -----------------------  ------------------------------

Hewitt Associates(*)             Top Ten and Complete             Monthly and quarterly    Approximately 10-12 days after
                                 portfolio holdings               basis, respectively(5)   month/quarter end
Mobius(**)                       Top Ten portfolio holdings(3)    Monthly basis            At least 15 days after month end
Nelsons(**)                      Top Ten portfolio holdings(3)    Quarterly basis          At least 15 days after quarter
                                                                                           end
Prime Buchholz &                 Complete portfolio holdings(4)   Quarterly basis          At least 30 days after quarter
  Associates, Inc.(**)                                                                     end
PSN(**)                          Top Ten portfolio holdings(3)    Quarterly basis          At least 15 days after quarter
                                                                                           end
PFM Asset Management             Top Ten and Complete             Quarterly basis(5)       Approximately 10-12 days after
  LLC(*)                         portfolio holdings                                        quarter end
Russell Investment               Top Ten and Complete             Monthly and quarterly    At least 15 days after month end
  Group/Russell/Mellon           portfolio holdings               basis                    and at least 30 days after quarter
  Analytical Services, Inc.(**)                                                            end, respectively
Stratford Advisory Group,        Top Ten portfolio holdings(6)    Quarterly basis(5)       Approximately 10-12 days after
  Inc.(*)                                                                                  quarter end
Thompson Financial(**)           Complete portfolio holdings(4)   Quarterly basis          At least 30 days after quarter
                                                                                           end
Watershed Investment             Top Ten and Complete             Quarterly basis(5)       Approximately 10-12 days after
  Consultants, Inc.(*)           portfolio holdings                                        quarter end
Yanni Partners(**)               Top Ten portfolio holdings(3)    Quarterly basis          At least 15 days after quarter
                                                                                           end
PORTFOLIO ANALYTICS PROVIDERS
Fact Set (*)                     Complete portfolio holdings      Daily                    One day


-------------
(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)  Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)  This information will also be provided upon request from time to time.

(6)  Complete portfolio holdings will also be provided upon request from time to time.

     In addition, persons who owe a duty of trust or confidence to the
Investment Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund's independent registered public accounting firm
(as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

     All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Trustees (or designated
Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists;
(iv) shareholder in-kind distributions; (v) attribution analysis; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof)
information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically,

                                       18

acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the nonpublic information.

     In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

     The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

     (a) The PHRC, which will consist of executive officers of the Fund and the
Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

     (b) The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

     (c) The PHRC will meet at least quarterly to (among other matters): (1)
address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii)
shareholder in-kind distributions; (iv) attribution analysis; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of
Fund shareholders, on the one hand, and those of the Investment Adviser, the
Distributor or any affiliated person of the Fund, the Investment Adviser or the
Distributor on the other.

     (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed nondisclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund's Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special
Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

     (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each
Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A.   BOARD OF TRUSTEES

     The Board of Trustees of the Fund oversees the management of the Fund, but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B.   MANAGEMENT INFORMATION

     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine Trustees.
These same individuals also serve as directors or trustees for all of the funds advised by the Investment Adviser (the "Retail

                                       19

Funds") and certain of the funds advised by Morgan Stanley Investment Management
Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees
have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the
"non-interested" or "Independent" Trustees. The other two Trustees (the
"Management Trustees") are affiliated with the Investment Adviser.

     The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below)
overseen by each Independent Trustee (as of December 31, 2004) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios)
advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).



                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                            IN FUND
                               POSITION(S)    LENGTH OF                                     COMPLEX
     NAME, AGE AND ADDRESS      HELD WITH       TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS HELD
     OF INDEPENDENT TRUSTEE     REGISTRANT     SERVED*         DURING PAST 5 YEARS**      BY TRUSTEE           BY TRUSTEE
----------------------------- ------------- ----------- -------------------------------- ------------ -----------------------------

Michael Bozic (64)            Trustee       Since
c/o Kramer Levin Naftalis &                 April 1994  Private Investor; Director or        197      Director of various business
Frankel LLP                                             Trustee of the Retail Funds                   organizations.
Counsel to the Independent                              (since April 1994) and the
Trustees                                                Institutional Funds (since July
1177 Avenue of the Americas                             2003); formerly Vice Chairman
New York, NY 10036                                      of Kmart Corporation (December
                                                        1998-October 2000), Chairman
                                                        and Chief Executive Officer of
                                                        Levitz Furniture Corporation
                                                        (November 1995-November
                                                        1998) and President and Chief
                                                        Executive Officer of Hills
                                                        Department Stores (May
                                                        1991-July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President and
                                                        Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (72)            Trustee       Since       Consultant; Director or Trustee      197      Director of Franklin Covey
1031 N. Chartwell Court                     January     of the Retail Funds (since                    (time management systems),
Salt Lake City, UT 84111-2215               1993        January 1993) and the                         BMW Bank of North America,
                                                        Institutional Funds (since July               Inc. (industrial loan
                                                        2003); member of the Utah                     corporation Escrow Bank USA
                                                        Regional Advisory Board of                    (industrial loan corporation),
                                                        Pacific Corp.; formerly Managing              United Alliance (joint venture
                                                        Director on Summit Ventures                   between Lockheed Martin and
                                                        LLC (2000-2004); United States                the Boeing Company) and Nuskin
                                                        Senator (R-Utah) (1974-1992)                  Asia Pacific (multilevel
                                                        and Chairman, Senate Banking                  marketing member of the board
                                                        Committee (1980-1986), Mayor                  of various civic and
                                                        of Salt Lake City, Utah                       charitable organizations.
                                                        (1971-1974), Astronaut, Space
                                                        Shuttle Discovery
                                                        (April 12-19, 1985), and Vice
                                                        Chairman, Huntsman
                                                        Corporation (chemical company).


                                       20



                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                            IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
    NAME, AGE AND ADDRESS      HELD WITH       TIME         PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS HELD
    OF INDEPENDENT TRUSTEE     REGISTRANT    SERVED*         DURING PAST 5 YEARS**        BY TRUSTEE            BY TRUSTEE
---------------------------- ------------- ----------- --------------------------------- ------------ ------------------------------

Wayne E. Hedien (71)         Trustee       Since       Retired; Director or Trustee of       197      Director of The PMI Group Inc.
c/o Kramer Levin Naftalis &                September   the Retail Funds (since                        (private mortgage insurance);
Frankel LLP                                1997        September 1997) and the                        Trustee and Vice Chairman of
Counsel to the                                         Institutional Funds (since July                The Field Museum of Natural
Independent Trustees                                   2003); formerly associated with                History; director of various
1177 Avenue of the Americas                            the Allstate Companies                         other business and charitable
New York, NY 10036                                     (1966-1994), most recently as                  organizations.
                                                       Chairman of The Allstate
                                                       Corporation (March
                                                       1993-December 1994) and
                                                       Chairman and Chief Executive
                                                       Officer of its wholly-owned
                                                       subsidiary, Allstate Insurance
                                                       Company (July 1989-December
                                                       1994).


-------------

*    This is the earliest date the Trustee began serving the Retail Funds. Each
     Trustee serves an indefinite term, until his or her successor is elected.

**   The dates referenced below indicating commencement of service as
     Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or
     Institutional Funds, as applicable.



                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
                              POSITION(S)  LENGTH OF                                         COMPLEX
   NAME, AGE AND ADDRESS       HELD WITH      TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS HELD
  OF INDEPENDENT TRUSTEE       REGISTRANT   SERVED*          DURING PAST 5 YEARS**         BY TRUSTEE            BY TRUSTEE
---------------------------- ------------- ----------- ----------------------------------- ------------ ----------------------------

Dr. Manuel H. Johnson (56)   Trustee       Since       Senior Partner, Johnson Smick           197      Director of NVR, Inc. (home
c/o Johnson Smick                          July 1991   International, Inc., a consulting                construction); Director of
Group Inc.,                                            firm; Chairman of the Audit                      KFX Energy; Director of RBS
888 16th Street, NW                                    Committee and Director or                        Greenwich Capital Holdings
Suite 740                                              Trustee of the Retail Funds                      (financial holding company).
Washington, D.C. 20006                                 (since July 1991) and the
                                                       Institutional Funds (since July
                                                       2003); Co-Chairman and a
                                                       founder of the Group of Seven
                                                       Council (G7C), an international
                                                       economic commission; formerly
                                                       Vice Chairman of the Board of
                                                       Governors of the Federal
                                                       Reserve System and Assistant
                                                       Secretary of the U.S. Treasury.

Joseph J. Kearns (62)        Trustee       Since       President, Kearns & Associates          198      Director of Electro Rent
c/o Kearns & Associates                    July 2003   LLC (investment consulting);                     Corporation (equipment
LLC                                                    Deputy Chairman of the Audit                     leasing), The Ford Family
PMB754                                                 Committee and Director or                        Foundation, and the UCLA
23852 Pacific Coast                                    Trustee of the Retail Funds                      Foundation.
Highway                                                (since July 2003) and the
Malibu, CA 90265                                       Institutional Funds (since August
                                                       1994); previously Chairman of
                                                       the Audit Committee of the
                                                       Institutional Funds (October
                                                       2001-July 2003); formerly CFO
                                                       of the J. Paul Getty Trust.

Michael E. Nugent (69)       Trustee       Since       General Partner of Triumph              197      Director of various business
c/o Triumph Capital, L.P.                  July 1991   Capital, L.P., a private                         organizations.
445 Park Avenue                                        investment partnership;
New York, NY 10022                                     Chairman of the Insurance
                                                       Committee and Director or
                                                       Trustee of the Retail Funds
                                                       (since July 1991) and the
                                                       Institutional Funds (since July
                                                       2001); formerly Vice President,
                                                       Bankers Trust Company and BT
                                                       Capital Corporation (1984-1988).


                                       21



                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                           POSITION(S)   LENGTH OF                                       COMPLEX
  NAME, AGE AND ADDRESS     HELD WITH       TIME          PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS HELD
  OF INDEPENDENT TRUSTEE    REGISTRANT    SERVED*          DURING PAST 5 YEARS**       BY TRUSTEE            BY TRUSTEE
------------------------- ------------- ----------- --------------------------------- ------------ --------------------------------

Fergus Reid (72)          Trustee       Since       Chairman of Lumelite Plastics         198      Trustee and Director of certain
c/o Lumelite Plastics                   July 2003   Corporation; Chairman of the                   investment companies in the
Corporation                                         Governance Committee and                       JPMorgan Funds complex
85 Charles Colman Blvd.                             Director or Trustee of the Retail              managed by J.P. Morgan
Pawling, NY 12564                                   Funds (since July 2003) and the                Investment Management Inc.
                                                    Institutional Funds (since June
                                                    1992).

-------------

*    This is the earliest date the Trustee began serving the Retail Funds. Each
     Trustee serves an indefinite term, until his or her successor is elected.

**   The dates referenced below indicating commencement of service as
     Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or
     Institutional Funds, as applicable.

     The Trustees who are affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the
Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of
December 31, 2004) and the other directorships, if any, held by the Trustee, are shown below.


                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
                              POSITION(S)  LENGTH OF                                        OVERSEEN BY
  NAME, AGE AND ADDRESS OF     HELD WITH      TIME       PRINCIPAL OCCUPATION(S) DURING      MANAGEMENT    OTHER DIRECTORSHIPS
     MANAGEMENT TRUSTEE        REGISTRANT   SERVED*              PAST 5 YEARS**               TRUSTEE        HELD BY TRUSTEE
---------------------------- ------------- ---------- ------------------------------------- -----------  ------------------------

Charles A. Fiumefreddo (72)  Chairman      Since      Chairman and Director or Trustee          197      None
c/o Morgan Stanley Trust     of the        July 1991  of the Retail Funds (since July
Harborside Financial Center, Board and                1991) and the Institutional Funds
Plaza Two,                   Trustee                  (since July 2003); formerly Chief
Jersey City, NJ 07311                                 Executive Officer of the Retail
                                                      Funds and the TCW/DW Term
                                                      Trust 2003 (until September 2002).

James F. Higgins (57)        Trustee       Since      Director or Trustee of the Retail         197      Director of AXA Financial,
c/o Morgan Stanley Trust                   June 2000  Funds (since June 2000) and the                    Inc. and The Equitable Life
Harborside Financial Center,                          Institutional Funds (since July                    Assurance Society of the
Plaza Two,                                            2003); Senior Advisor of Morgan                    United States (financial
Jersey City, NJ 07311                                 Stanley (since August 2000);                       services).
                                                      Director of the Distributor and Dean
                                                      Witter Realty Inc.; previously
                                                      President and Chief Operating
                                                      Officer of the Private Client Group
                                                      of Morgan Stanley (May
James F. Higgins (57)                                 1999-August 2000), and President
c/o Morgan Stanley Trust                              and Chief Operating Officer of
Harborside Financial Center,                          Individual Securities of Morgan
Plaza Two,                                            Stanley (February 1997-May 1999).
Jersey City, NJ 07311


------------
*    This is the earliest date the Trustee began serving the Retail Funds. Each
     Trustee serves an indefinite term, until his or her successor is elected.

**   The dates referenced below indicating commencement of service as
     Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or
     Institutional Funds, as applicable.

                                       22



                                  POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH            TIME
       EXECUTIVE OFFICER           REGISTRANT         SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ----------------- -----------------  ----------------------------------------------------------------

Mitchell M. Merin (51)         President         Since May          President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                      1999               Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                  Executive Officer of the Investment Adviser and tthe
                                                                    Administrator; Chairman and Director of the Distributor;
                                                                    Chairman and Director of the Transfer Agent; Director of
                                                                    various Morgan Stanley subsidiaries; President of the
                                                                    Institutional Funds (since July 2003) and President of the
                                                                    Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                    President (since December 2002) of the Van Kampen Closed-End
                                                                    Funds; Trustee (since May 1999) and President (since October
                                                                    2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)         Executive Vice    Since April        Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas    President and     2003               (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020             Principal                            Incorporated, Morgan Stanley Investment Management Inc. and
                               Executive                            Morgan Stanley; Managing Director, Chief Administrative
                               Officer                              Officer and Director of the Investment Adviser and the
                                                                    Administrator; Director of the Transfer Agent; Managing
                                                                    Director and Director of the Distributor; Executive Vice
                                                                    President and Principal Executive Officer of the
                                                                    Institutional Funds (since July 2003) and the Retail Funds
                                                                    (since April 2003); Director of Morgan Stanley SICAV (since
                                                                    May 2004); previously President and Director of the
                                                                    Institutional Funds (March 2001-July 2003) and Chief Global
                                                                    Operations Officer and Managing Director of Morgan Stanley
                                                                    Investment Management Inc.

Joseph J. McAlinden (62)       Vice President    Since July         Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                      1995               Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                  Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                    President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President    Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                      February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                  Management; Managing Director (since December 2000),
                                                                    Secretary (since February 1997) and Director of the
                                                                    Investment Adviser and the Administrator; Vice President of
                                                                    the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                    Vice President of the Institutional Funds (since July 2003);
                                                                    Managing Director, Secretary and Director of the
                                                                    Distributor; previously Secretary of the Retail Funds
                                                                    (February 1997-July 2003); and General Counsel (February
                                                                    1997-April 2004) of the Retail Funds; Vice President and
                                                                    Assistant General Counsel of the Investment Adviser and the
                                                                    Administrator (February 1997-December 2001).

Amy R. Doberman (43)           Vice President    Since July         Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                      2004               Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President
                                                                    of the Institutional and Retail Funds (since July 2004);
                                                                    Vice President of the Van Kampen Funds (since August 2004);
                                                                    previously, Managing Director and General Counsel -
                                                                    Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                    and General Counsel, Aeltus Investment Management, Inc.
                                                                    (January 1997-July 2000).

Carsten Otto (41)              Chief             Since October      Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance        2004               Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                              Executive Director of the Investment Adviser and Morgan
                                                                    Stanley Investment Management Inc.; formerly Assistant
                                                                    Secretary and Assistant General Counsel of the Morgan
                                                                    Stanley Retail Funds.

Stefanie V. Chang (38)         Vice President    Since July         Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                      2003               Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                  Adviser; Vice President of the Institutional Funds (since
                                                                    December 1997) and the Retail Funds (since July 2003);
                                                                    formerly practiced law with the New York law firm of Rogers
                                                                    & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and     Treasurer since    Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial   July 2003 and      Administrator (since December 2001); previously, Vice
Harborside Financial Center,   Officer           Chief Financial    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                       Officer since      Vice President of the Investment Adviser and the
Jersey City, NJ 07311                            September          Administrator (August 2000-November 2001) and Senior Manager
                                                 2002               at PricewaterhouseCoopers LLP (January 1998-August 2000).


------------
*    This is the earliest date the Officer began serving the Retail Funds. Each
     Officer serves an indefinite term, until his or her successor is elected.

**   The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the
     Officer began serving the Retail or Institutional Funds, as applicable.

                                       23



                                  POSITION(S)     LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH        TIME
       EXECUTIVE OFFICER          REGISTRANT       SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ---------------- ------------  --------------------------------------------------------------

Thomas F. Caloia (59)          Vice President   Since July    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003          Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                  Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                    (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                         Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July    Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003          Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                            Adviser; Secretary of the Institutional Funds (since June
                                                              1999) and the Retail Funds (since July 2003); formerly
                                                              practiced law with the New York law firms of McDermott, Will
                                                              & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.


------------
*    This is the earliest date the Officer began serving the Retail Funds. Each
     Officer serves an indefinite term, until his or her successor is elected.

**   The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the
     Officer began serving the Retail or Institutional Funds, as applicable.

     In addition, the following individuals who are officers of the Investment
Adviser or its affiliates serve as assistant secretaries of the Fund: Lou Anne
D. McInnis, Joseph Benedetti, Joanne Antico, Daniel Burton, Joanne Doldo, Tara
A. Farrelly, Alice J. Gerstel, Edward J. Meehan, Elisa Mitchell, Elizabeth
Nelson, Debra Rubano, Rita Rubin and Julien Yoo.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of
Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan
Stanley AIP GP LP) for the calendar year ended December 31, 2004 is shown below.



                                                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                               ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND      BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
     NAME OF TRUSTEE                  (AS OF DECEMBER 31, 2004)                         (AS OF DECEMBER 31, 2004)
------------------------   -----------------------------------------------   -----------------------------------------------

INDEPENDENT:
Michael Bozic                                   None                                          over $100,000
Edwin J. Garn                                   None                                          over $100,000
Wayne E. Hedien                                 None                                          over $100,000
Dr. Manuel H. Johnson                           None                                          over $100,000
Joseph J. Kearns(1)                             None                                          over $100,000
Michael E. Nugent                               None                                          over $100,000
Fergus Reid(1)                                  None                                          over $100,000

INTERESTED:
Charles A. Fiumefreddo                   $10,001 - $50,000                                    over $100,000
James F. Higgins                                None                                          over $100,000


----------
(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of
     December 31, 2004, the value (including interest) of the deferral accounts for Messrs. Kearns and Reid was $584,856 and $667,002, respectively, pursuant to the deferred compensation plan.

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail
Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often

                                       24

competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two
Independent Trustees, serve as members of the Insurance Committee, and three
Independent Trustees serve as members of the Governance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The
Independent Trustees are required to select and nominate individuals to fill any
Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

     The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange
Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement;
approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During the Fund's fiscal year ended
February 28, 2005, the Audit Committee held ten meetings.

     The members of the Audit Committee of the Fund are currently Michael Bozic,
Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael
E. Nugent and Fergus Reid. None of the members of the Fund's Audit Committees is an "interested person," as defined under the Investment Company Act, of the Fund
(with such disinterested Trustees being "Independent Trustees" or individually,
"Independent Trustee"). Each Independent Trustee is also "independent" from the
Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE).
The current Chairman of the Audit Committee of the Fund is Dr. Manuel H.
Johnson.

     The Board of Trustees of the Fund also has a Governance Committee. The
Governance Committee identifies individuals qualified to serve as Independent
Trustees on the Fund`s Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund`s Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the
Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are currently Michael Bozic,
Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance Committee is Fergus Reid. During the Fund's
fiscal year ended February 28, 2005, the Governance Committee held three meetings.

     The Fund does not have a separate nominating committee. While the Fund's
Governance Committee recommends qualified candidates for nominations as
Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr.
Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid for all
Funds) participates in the election and nomination of candidates for election as

                                       25

Independent Trustees for the Fund. Persons recommended by the Fund's Governance
Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the
Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent
Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board.
Nominations from shareholders should be in writing and sent to the Independent
Trustees as described below.

     There were 23 meetings of the Board of Trustees of the Fund held during the fiscal year ended February 28, 2005. The Independent Trustees of the Fund also met three times during that time, in addition to the 23 meetings of the full
Board.

     Finally, the Board has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. Messrs. Nugent and Hedien
are Independent Trustees. During the Fund's fiscal year ended February 28, 2005, the Insurance Committee held seven meetings.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND
INSTITUTIONAL FUNDS. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and
Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and
Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent
Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and
Institutional Funds.

     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust
provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee,
Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the
Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C.   COMPENSATION

     Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each
Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an

                                       26

Independent Trustee who attended all six meetings would receive total compensation of $180,000 for serving the funds. The Chairman of the Audit
Committee receives an additional annual retainer fee of $60,000. Other Committee
Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each
Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional
Funds and for administrative services provided to each Board.

     The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the
"DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

     Prior to April 1, 2004, the Institutional Funds maintained a similar
Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each
Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior
DC Plan are now subject to the terms of the Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

     The following table shows aggregate compensation payable to each of the
Fund's Trustees from the Fund for the fiscal year ended February 28, 2005 and from the Fund Complex (which includes all of the Retail and Institutional Funds)
for the calendar year ended December 31, 2004.

                                       27

                                  COMPENSATION



                                                        NUMBER OF PORTFOLIOS
                                                        IN THE FUND COMPLEX
                                          TOTAL            FROM WHICH THE
                                    COMPENSATION FROM     TRUSTEE RECEIVED       TOTAL COMPENSATION
NAME OF INDEPENDENT TRUSTEES:            THE FUND         COMPENSATION(5)     FROM THE FUND COMPLEX(5)
-----------------------------            --------         ---------------     ------------------------

Michael Bozic(1)(3) ..............         $223                 197                    $178,000
Edwin J. Garn(1)(3) ..............          223                 197                     178,000
Wayne E. Hedien(1)(2) ............          223                 197                     178,000
Dr. Manuel H. Johnson(1) .........          303                 197                     238,000
Joseph J. Kearns(1)(4) ...........          271                 198                     211,000
Michael E. Nugent(1)(2) ..........          263                 197                     208,000
Fergus Reid(1)(3) ................          263                 198                     213,000
NAME OF INTERESTED TRUSTEES:
Charles A. Fiumefreddo(2) ........          478                 197                     360,000
James F. Higgins .................            0                 197                           0


-----------
(1)  Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit
     Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee.

(2)  Member of the Insurance Committee. Mr. Nugent is the Chairman of the
     Insurance Committee.

(3)  Member of the Governance Committee. Mr. Reid is the Chairman of the
     Governance Committee.

(4)  Includes amounts deferred at the election of the Trustee under the DC Plan.

(5)  Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis.

     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"),
not including the Fund, had adopted a retirement program under which an
Independent Trustee who retired after serving for at least five years as an
Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such
Eligible Trustee's retirement as shown in the table below.

     The following table illustrates the retirement benefits accrued to the
Fund's Independent Trustee by the Adopting Funds for the calendar year ended
December 31, 2004, and the estimated retirement benefits for the Independent
Trustees from the Adopting Funds for each calendar year following retirement.
Messrs. Kearns and Reid did not participate in the retirement program.



                                   RETIREMENT BENEFITS ACCRUED     ESTIMATED ANNUAL BENEFITS
                                         AS FUND EXPENSES             UPON RETIREMENT(1)
                                         ----------------             ------------------
                                              BY ALL                       FROM ALL
NAME OF INDEPENDENT TRUSTEE               ADOPTING FUNDS                ADOPTING FUNDS
---------------------------               --------------                --------------

Michael Bozic .................              $19,437                        $46,871
Edwin J. Garn .................               28,779                         46,917
Wayne E. Hedien ...............               37,860                         40,020
Dr. Manuel H. Johnson .........               19,701                         68,630
Michael E. Nugent .............               35,471                         61,377


------------
(1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

     In addition, Messrs. Bozic, Garn, Hedien, Johnson and Nugent received a lump sum benefit payment from the liquidation of a fund in the Plan in 2004 in the amount of $3,639, $6,935, $5,361, $2,915 and $6,951, respectively.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
     The following owned 5% or more of the outstanding Class A shares of the
Fund as of June 1, 2005: State Street Bank and Trust Co., FBO ADP/Morgan Stanley
Alliance, 105 Rosemont Ave., Westwood, MA 02090-2318 - 6.76%.

                                       28

     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser to the Fund is Morgan Stanley Investment Advisors
Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New
York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan
Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Prior to November 1, 2004, pursuant to an investment management agreement
(the "Management Agreement") with the Investment Adviser, dated May 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund paid the
Investment Adviser monthly compensation calculated daily by applying the annual rate of 1.00% of the portion of the daily net assets of the Fund not exceeding
$1.5 billion; and 0.95% of the portion of the daily net assets exceeding $1.5 billion. The management fee was allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class.

     The Board of Trustees of the Fund approved amending and restating, effective November 1, 2004, the Management Agreement to remove the administration services component from the Management Agreement and to reduce the investment advisory fee to the annual rate of 0.92% of the portion of the daily net assets not exceeding $1 billion; and 0.85% of the portion of the daily net assets exceeding $1 billion. The investment advisory fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Fund's Investment Adviser will continue to provide investment advisory services under an Amended and Restated Investment Advisory Agreement
("Investment Advisory Agreement"). The administration services previously provided to the Fund by the Investment Adviser will be provided by Morgan
Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to a separate administration agreement
("Administration Agreement") entered into by the Fund with the Administrator.
Such change resulted in a 0.08% reduction in the investment advisory fee concurrent with the implementation of a 0.08% administration fee pursuant to the new administration agreement. Under the terms of the Administration
Agreement, the Administrator will provide the same administrative services previously provided by the Investment Adviser.

     Effective May 1, 2005, the Investment Advisory and Administration
Agreements were renewed for one year. Effective June 1, 2005, the Board of
Trustees approved an amendment to reduce the investment advisory fee to the annual rate of 0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.

     For the fiscal years ended February 28, 2003, February 29, 2004, and
February 28, 2005, the Investment Adviser accrued total compensation under the
Management Agreement and Investment Advisory Agreement in the amounts of
$2,307,083, $1,874,720 and $1,837,476, respectively.

     In approving the renewal of the Investment Advisory and Administration
Agreements, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the
Investment Adviser and Administrator, the performance, fees and expenses of the
Fund compared to other similar investment companies, the Investment Adviser's and Administrator's expenses in providing the services, the profitability of the Investment Adviser and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. In evaluating the reasonableness of the advisory and administration fees, the Independent

                                       29

Trustees noted that the combined fees and the Fund's total expense ratio, at the level of assets on November 30, 2004, were higher than the average of the
Fund's peer group. In evaluating the Fund's performance, the Independent
Trustees noted that it was lower than its peer group average for three- and five-year periods, but significantly higher than average for the most recent one year period. The Trustees discussed with the Investment Adviser possible steps to improve performance and to reduce the advisory fee, for example by a fee waiver, expense cap, use of breakpoints, reduction of the contractual fee or other alternative. The Investment Adviser had informed the Trustees that a new portfolio management team was assigned to the Fund in October 2002 and had demonstrated its ability to improve performance as shown by the one year results; the higher total expenses were attributable in part to transfer agency expenses which exceeded the peer group average due to the Fund's small average account size; and the higher than average combined fees were due to the fact that several other funds in the peer group were waiving part of their fees. The
Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Adviser and Administrator, and the financial strength of the Investment Adviser and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory and administration contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the
Investment Advisory and Administration Agreements was in the best interests of the Fund and its shareholders.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a
Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to
Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the
Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the
Fund or its shareholders.

C.  SERVICES PROVIDED BY THE INVESTMENT ADVISER AND THE ADMINISTRATOR

     The Investment Adviser manages the investment of the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help

                                       30

and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Adviser under the
Investment Advisory Agreement or by the Administrator under the Administration
Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders'
and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the
Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment
Adviser); fees and expenses of the Fund's independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

     The Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment
Company Act, of the outstanding shares of the Fund, or by the Trustees;
provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

     The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

                                       31

E. RULE 12B-1 PLAN

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively, and, with respect to
Class B, 1.00% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the
Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B.

     Effective May 1, 2004, the Board approved an Amended and Restated Plan of
Distribution Pursuant to Rule 12b-1 (the "Amended Plan") converting the Plan with respect to Class B shares from a "compensation" to a "reimbursement" plan similar to that of Class A and Class C. Except as otherwise described below, the terms of the Plan remain unchanged.

     The Distributor also receives the proceeds of front-end sales charges
("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Morgan
Stanley DW received the proceeds of CDSCs and FSCs, for the three fiscal years ended February 28, 2003, February 29, 2004, and February 28, 2005, in
approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).



                               2005                      2004                      2003
                     ------------------------   -----------------------   -----------------------

Class A ..........    FSCs:(1)     $ 21,612     FSCs:(1)     $ 28,226     FSCs:(1)     $ 12,975
                     CDSCs:        $      1     CDSCs:       $  1,033     CDSCs:       $     18
Class B ..........   CDSCs:        $247,574     CDSCs:       $231,619     CDSCs:       $439,657
Class C ..........   CDSCs:        $  3,197     CDSCs:       $  3,079     CDSCs:       $  2,691


----------
(1)   FSCs apply to Class A only.

     The Distributor has informed the Fund that the entire fee payable by Class
A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the NASD (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an
"asset-based sales charge" as such is defined by the Rules of the NASD.

     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended February 28, 2005, of $1,300,530. This amount is equal to 1.00% of the average daily net sales of Class B for the fiscal year and was calculated pursuant to clause (b) of the compensation formula under the Plan. For the fiscal year ended February 28, 2005, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $25,471 and $69,929, respectively, which amounts are equal to 0.25% and 0.92% of the average daily net assets of
Class A and Class C, respectively, for the fiscal year.

     The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four
Classes, each with a different distribution arrangement.

     With respect to Class A shares, Morgan Stanley DW compensates its
Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.00% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the
Financial Advisors or dealers of record in all cases.

                                       32

     With respect to Class B shares, Morgan Stanley DW compensates its
Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.00% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases.

     With respect to Class C shares, Morgan Stanley DW compensates its
Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.00% of the amount sold and an annual residual commission, currently up to 1.00% of the current value of the respective accounts for which they are the Financial Advisors of record.

     The gross sales credit is a charge which reflects commissions paid by
Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's
Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Morgan Stanley DW's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

     The distribution fee that the Distributor receives from the Fund under the
Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest
(computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

     The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of
Class A, and 1.00%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A)
or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior Board determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the
Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

     Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended February 28, 2005 to the Distributor. The
Distributor and Morgan Stanley DW estimate

                                       33

that they have spent, pursuant to the Plan, $57,303,143 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 16.60% 9,513,790-advertising and promotional expenses; (ii) 0.57% ($322,922)-printing and mailing of prospectuses for distribution to other than current shareholders; and (iii)
82.83% ($47,466,431)-other expenses, including the gross sales credit and the carrying charge, of which 9.95% ($4,719,846) represents carrying charges,
37.28% ($17,697,086) represents commission credits to Morgan Stanley DW's branch offices and other selected broker-dealers for payments of commissions to
Financial Advisors and other authorized financial representatives, and 52.77%
($25,049,499) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended February 28, 2005 were service fees. The remainder of the amounts accrued by Class C were for expenses, which relate to compensation of sales personnel and associated overhead expenses.

     In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and
$750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by
Morgan Stanley DW which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the
Fund's Class B shares, totaled $21,980,730 as of February 28, 2005 (the end of the Fund's fiscal year), which was equal to approximately 17.35% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

     Under the Amended Plan, the Fund is authorized to reimburse the
Distributor for its actual distribution expenses incurred on behalf of Class B shares and from unreimbursed distribution expenses, on a monthly basis, the amount of which may in no event exceed an amount equal to payment at the annual rate of 1.00% of average daily net assets of Class B.

     In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the
Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the fund that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A and Class C at December 31, 2004 (the end of the
calendar year). No interest or other financing charges will be incurred on any
Class A or Class C distribution expenses incurred by the Distributor under the
Plan or on any unreimbursed expenses due to the Distributor pursuant to the
Plan.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley DW, Morgan Stanley
Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis, the Trustees, including a majority of the Independent
Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the
Distributor and reviewed all the information which they deemed

                                       34

necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of
Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan
Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than 30 days' written notice to any other party to the Plan.
So long as the Plan is in effect, the election and nomination of Independent
Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the
Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza
Two, 2nd Floor, Jersey City, NJ 07311.

     (2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Bank of New York, 100 Church Street, New York, NY 10286, is the
Custodian of the Fund's assets. Any of the Fund's cash balances with the
Custodian in excess of $100,000 are unprotected by federal deposit insurance.
These balances may, at times, be substantial.

     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is
the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements.

     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Manager and the Distributor. As
Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's
responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the
Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

G. FUND MANAGEMENT

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     As of February 28. 2005:

     Dennis P. Lynch managed 33 mutual funds with a total of approximately
$13.8 billion in assets; four pooled investment vehicles other than mutual funds with a total of approximately $862.5 million in assets;

                                       35

and 13,670 other accounts (which include separate accounts managed under certain "wrap fee" programs) with a total of approximately $3.1 billion in assets. Of the 13,670 other accounts, two accounts had performance based fees with a total of approximately $531.8 million in assets.

     David S. Cohen managed 33 mutual funds with a total of approximately $13.8 billion in assets; four pooled investment vehicles other than mutual funds with a total of approximately $862.5 million in assets; and 13,670 other accounts
(which include separate accounts managed under certain "wrap fee" programs)
with a total of approximately $3.1 billion in assets. Of the 13,670 other accounts, two accounts had performance based fees with a total of approximately
$531.8 million in assets.

     Sam G. Chainani managed 33 mutual funds with a total of approximately
$13.8 billion in assets; four pooled investment vehicles other than mutual funds with a total of approximately $862.5 million in assets; and 13,670 other accounts (which include separate accounts managed under certain "wrap fee"
programs) with a total of approximately $3.1 billion in assets. Of the 13,670 other accounts, two accounts had performance based fees with a total of approximately $531.8 million in assets.

     The team manages their fund in six primary strategies. Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest.
For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts manages by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment
Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

   o  Cash Bonus;

   o  Morgan Stanley's Equity Incentive Compensation Program (EICP) awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan
      Stanley common stock that are subject to vesting and other conditions;

   o  Investment Management Deferred Compensation Plan (IMDCP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the
      Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of
      25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

   o  Select Employees' Capital Accumulation Program (SECAP) awards - a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and

   o  Voluntary Equity Incentive Compensation Program (VEICP) awards - a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

                                       36

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

   o  Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts manages by the portfolio manager. Investment performance is calculated for one-, three-
      and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

   o  Revenues generated by the investment companies, pooled investment vehicles and other accounts manages by the portfolio manager.

   o  Contribution to the business objectives of the Investment Adviser.

   o  The dollar amount of assets manages by the portfolio manager.

   o  Market compensation survey research by independent third parties.

   o  Other qualitative factors, such as contributions to client objectives.

   o  Performance of Morgan Stanley and Morgan Stanley Investment Management,
      and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of February 28, 2005, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Sam G. Chainani .........   None(1)
David S. Cohen ..........   None(1)
Dennis P. Lynch .........   None(1)

----------
(1)   Although the Portfolio Manager does not have any assets directly invested in the Fund, he has made investments (either directly or notionally through certain defined contribution and/or deferred compensation programs) in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

H. CODES OF ETHICS

     The Fund, the Investment Adviser and the Distributor have each adopted a
Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The
Codes of Ethics are designed to detect and prevent improper personal trading.
The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the
Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

I. PROXY VOTING POLICY AND PROXY VOTING RECORD

     The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Investment Adviser. The following is a summary of the Investment Adviser's
Proxy Voting Policy ("Proxy Policy").

     The Investment Adviser uses its best efforts to vote proxies on securities held in the Fund as part of its authority to manage, acquire and dispose of
Fund assets. In this regard, the Investment Adviser has formed a Proxy Review
Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet

                                       37

more frequently as conditions warrant. The Proxy Policy provides that the
Investment Adviser will vote proxies in the best interests of clients consistent with the objective of maximizing long-term investment returns. The
Proxy Policy provides that the Investment Adviser will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. The
Investment Adviser may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee.

     The Proxy Policy provides that, unless otherwise determined by the
Committee, votes will be cast in the manner described below:

   o  Routine proposals will be voted in support of management.

   o  With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees.

   o  The Investment Adviser will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.), which potentially may have a substantive financial or best interest impact on a shareholder.

   o  The Investment Adviser will vote against certain non-routine proposals
      (i.e., unreasonable capitalization changes, establishment of cumulative voting rights for the election of directors, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.), which potentially may have a substantive financial or best interest impact on a shareholder (notwithstanding management support).

   o  The Investment Adviser will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.), which may have a substantive financial or best interest impact on an issuer.

   o  The Investment Adviser will vote for certain shareholder proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, requiring diversity of board membership relating to broad based social, religious or ethnic groups, reducing or eliminating supermajority voting requirements, etc).
   o  The Investment Adviser will vote against certain shareholder proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to declassify boards, proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, proposals requiring inappropriate endorsements or corporate actions, etc.).
   o  Certain other shareholder proposals (i.e., proposals that limit the tenure of directors, proposals that limit golden parachutes, proposals requiring directors to own large amounts of company stock to be eligible for election, proposals that limit retirement benefits or executive compensation, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

     While the proxy voting process is well-established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent the Investment Adviser's ability to vote such proxies. As a result, non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to the Fund of voting such proxies.

                                       38

CONFLICTS OF INTEREST

     If the Committee determines that an issue raises a material conflict of interest, or gives rise to a potential material conflict of interest, the
Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question and that the Committee will have sole discretion to cast a vote.

THIRD PARTIES

     To assist the Investment Adviser in its responsibility for voting proxies,
Institutional Shareholder Services ("ISS") has been retained as experts in the proxy voting and corporate governance area. The services provided to the
Investment Adviser include in-depth research, global issuer analysis, and voting recommendations. While the Investment Adviser may review and utilize the
ISS recommendations in making proxy voting decisions, it is in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the proxy research services.

FURTHER INFORMATION

     A copy of the Proxy Policy, as well as the Fund's proxy voting record for the most recent twelve-month period ended June 30, are available (i) without charge by visiting the Mutual Fund Center on our web site at
www.morganstanley.com/funds and (ii) on the SEC's web site at www.sec.gov.

J. REVENUE SHARING

     The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial Intermediaries
("Intermediaries") in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the
Distributor may pay additional compensation to Morgan Stanley DW and to
Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other
Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the
Investment Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Investment Adviser or the Distributor, may be different for different Intermediaries.

     These payments currently include the following amounts which are paid to
Financial Advisors and Intermediaries or their salespersons in accordance with the applicable compensation structure:

   (1)   On sales of $1 million or more of Class A shares (for which no sales charge was paid) or net asset value purchases by certain employee benefit plans, Morgan Stanley DW and other Intermediaries receive a gross sales credit of up to 1.00% of the amount sold.

   (2)   On sales of Class D shares other than shares held by participants in the Investment Adviser's mutual fund asset allocation program and in the Morgan Stanley Choice Program, Morgan Stanley DW and other
         Intermediaries receive a gross sales credit of 0.25% of the amount sold and an annual residual commission of up to 0.10% of the current value of the accounts. There is a chargeback of 100% of the gross sales credit amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the gross sales credit amount paid if the shares are redeemed in the second year.

   (3)   On sales (except purchases through 401(k) platforms) through Morgan
         Stanley DW's Mutual Fund Network:

      o  An amount up to 0.20% of gross sales of Fund shares; and

                                       39

      o  For those shares purchased beginning January 1, 2001, an annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more.

   (4)   An amount equal to 0.20% on the value of shares sold through 401(k)
         platforms.

     The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide
Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

     You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     For the fiscal years ended February 28, 2003, February 29, 2004, and
February 28, 2005, the Fund paid a total of $1,690,428, $1,559,116, and
656,863, respectively, in brokerage commissions.

B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The
Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan
Stanley DW is better than that available from other dealers.

     During the fiscal years ended February 28, 2003, February 29, 2004 and
February 28, 2005, the Fund did not effect any principal transactions with
Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan
Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the
Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing

                                       40

standard. The Fund does not reduce the management fee it pays to the Investment
Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended February 28, 2003, February 29, 2004 and
February 28, 2005, there were no brokerage fees paid to Morgan Stanley DW.

     During the fiscal years ended February 28, 2003, February 29, 2004 and
February 28, 2005, the Fund paid a total of $12,687, $0 and $764, respectively, in brokerage commissions to Morgan Stanley & Co. During the fiscal year ended
February 28, 2005, the brokerage commissions paid to Morgan Stanley & Co.
represented approximately 0.12% of the total brokerage commissions paid by the
Fund during the year and were paid on account of transactions having an aggregate dollar value equal to approximately 0.49% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.

C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment
Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients on the sale of shares of advised investment companies.
Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

     In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment
Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment;
wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

     The Investment Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) to be allocated among clients whose assets they manage
(including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement

                                       41

facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE

     During the fiscal year ended February 28, 2005, the Fund paid $551,923 in brokerage commissions in connection with transactions in the aggregate amount of $310,529,304 to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

     During the fiscal year ended February 28, 2005, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class
B and Class C bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the
Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The
Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of
Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of
Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, Joseph J. Kearns and
Fergus Reid, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on June 8, 1999. The Trustees themselves have the power to alter the number and the terms of office of the

                                       42

Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of
Fund shares, the application of proceeds to the purchase of new shares in the
Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the
Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the
Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     TRANSFERS OF SHARES. In the event a shareholder requests a transfer of
Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.

B. OFFERING PRICE

     The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's distributor,
Morgan Stanley DW and other authorized dealers as described in Section "V.
Investment Management and Other Services - E. Rule 12b-1 Plan." The price of
Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between

                                       43

the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the
Investment Adviser that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

     Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the
Trustees.

     Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

     Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

     Generally, trading in foreign securities, as well as corporate bonds, U.S.
government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the
Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------
     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return.
The tax treatment of the investment activities of the Fund will affect the amount, timing and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Fund and shareholders of the Fund and is not intended as a substitute for careful tax planning. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to continue to qualifiy as a regulated investment company under Subchapter M of the Internal Revenue Code of
1986, as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders.

                                       44

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by the Fund when the Fund invests in forward foreign currency exchange contracts, options, futures transactions, and
non-U.S. corporations classified as "passive foreign investment companies
("PFICs")." Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year.
To the extent that the Fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the
Investment Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will be subject to federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are generally taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Under current law, a portion of the ordinary income dividends received by a shareholder may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is generally 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on all dividends would move to 35% in 2009 and 39.6% in 2011.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or
December to shareholders of record of such month and paid in January then such amounts will be treated for tax purposes as received by the shareholders on
December 31.

     Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income

                                       45

and short-term capital gains. Recently enacted legislation amends certain rules relating to regulated investment companies. This legislation, among other things, modifies the federal income tax treatment of certain distributions to foreign investors. The Fund will no longer be required to withhold any amounts with respect to distributions to foreign shareholders only if and to the extent that they are properly designated by the Fund as "interest-related dividends"
or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.
Currently, however, the Fund will continue to withhold these amounts regardless of the fact that it is no longer required to do so. Distributions attributable to gains from "U.S. real property interests" (including certain U.S. real property holding corporations and which may include certain REITs and certain
REIT capital gain dividends) may generally be subject to federal withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Also, such gains may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. The provisions contained in the legislation relating to distributions to foreign persons generally would apply to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before
January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the legislation.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gain distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gain distribution. Furthermore, such dividends and capital gain distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally will result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in
2009. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the
Fund, followed by the purchase of shares in the other fund.

     The ability to deduct capital losses may be limited. In addition, if a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares or susbtantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

                                       46

X. UNDERWRITERS
--------------------------------------------------------------------------------
     The Fund's shares are offered to the public on a continuous basis. The
Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1
Plan."

XI. PERFORMANCE DATA
--------------------------------------------------------------------------------
       AVERAGE ANNUAL RETURNS ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE
                        PERIOD ENDED FEBRUARY 28, 2005



                     INCEPTION
CLASS                  DATE         1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND
-----------------   ----------   -----------   ------------   ----------   -------------

Class A .........   07/28/97         10.26%        -22.61%           -          0.44%
Class B .........   08/02/93         10.42%        -22.68%        6.56%         5.55%
Class C .........   07/28/97         14.37%        -22.36%           -          0.39%
Class D .........   07/28/97         16.59%        -21.61%           -          1.37%


          AVERAGE ANNUAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE
                        PERIOD ENDED FEBRUARY 28, 2005



                     INCEPTION
CLASS                  DATE         1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND
-----------------   ----------   -----------   ------------   ----------   -------------

Class A .........   07/28/97         16.37%        -21.77%           -          1.16%
Class B .........   08/02/93         15.42%        -22.38%        6.56%         5.55%
Class C .........   07/28/97         15.37%        -22.36%           -          0.39%
Class D .........   07/28/97         16.59%        -21.61%           -          1.37%


         AGGREGATE TOTAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE
                        PERIOD ENDED FEBRUARY 28, 2005



                     INCEPTION
CLASS                  DATE         1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND
-----------------   ----------   -----------   ------------   ----------   -------------

Class A .........   07/28/97         16.37%        -70.69%           -          9.15%
Class B .........   08/02/93         15.42%        -71.83%       88.75%        86.87%
Class C .........   07/28/97         15.37%        -71.80%           -          2.97%
Class D .........   07/28/97         16.59%        -70.40%           -         10.87%


                                       47

  AVERAGE ANNUAL AFTER-TAX RETURNS ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE
                                    CLASS B
                        PERIOD ENDED FEBRUARY 28, 2005



                                          INCEPTION
CALCULATION METHODOLOGY                     DATE         1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND
--------------------------------------   ----------   -----------   ------------   ----------   -------------

After taxes on distributions .........   08/02/93         10.42%        -22.82%        6.31%         5.34%
After taxes on distributions and
 redemptions .........................   08/02/93          6.77%        -17.34%        5.90%         5.00%


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     The Fund's audited financial statements for the fiscal year ended February
28, 2005, including notes thereto and the report of Deloitte & Touche LLP, are herein incorporated by reference from the Fund's annual report. A copy of the
Fund's Annual Report to Shareholders must accompany the delivery of this
Statement of Additional Information.

XIII. FUND COUNSEL
--------------------------------------------------------------------------------
     Clifford Chance US LLP, located at 31 West 52nd Street, New York NY 10019, acts as the Fund's legal counsel.

                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

                                       48

                       MORGAN STANLEY SPECIAL GROWTH FUND

                                     PART C

                               OTHER INFORMATION

Item 23.     Exhibits

a(1).     Declaration of Trust of the Registrant, dated March 11, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective
          Amendment No. 4 to the Registration Statement on Form N-1A, filed on
          April 24, 1996.

 (2).     Instrument Establishing and Designating Additional Classes is
          incorporated herein by reference to Exhibit 1 of Post-Effective
          Amendment No. 6 to the Registration Statement on Form N-1A, filed on
          July 18, 1997.

 (3).     Form of Amendment to the Declaration of Trust of the Registrant, dated
          June 25, 1999 , is incorporated herein by reference to Exhibit 1(c) of
          Post-Effective Amendment No. 9 to the Registration Statement on Form
          N-1A, filed on June 25, 1999.

 (4).     Amendment to the Declaration of Trust of the Registrant, dated June
          18, 2001, is incorporated herein by reference to Exhibit 1(f) of Post-
          Effective Amendment No. 13 to the Registration Statement on Form N-1A,
          filed on May 29, 2002.

 (5).     Amendment to the Declaration of Trust of the Registrant, dated April
          29, 2002, is incorporated herein by reference to Exhibit 1(e) of Post-
          Effective Amendment No. 13 to the Registration Statement on Form N-1A,
          filed on May 29, 2002.

 (6).     Amendment to the Declaration of Trust of the Registrant, dated April
          29, 2002, is incorporated herein by reference to Exhibit 1(d) of Post-
          Effective Amendment No. 13 to the Registration Statement on Form N-1A,
          filed on May 29, 2002.

b.        Amended and Restated by-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit b of Post-Effective
          Amendment No. 14 to the Registration Statement on Form N-1A, filed on
          April 29, 2003.

c.        Not Applicable.

d.        Amended and Restated Investment Advisory Agreement, dated November 1,
          2004, is incorporated herein by reference to Exhibit (d) of Post-
          Effective Amendment No. 3 to the Registration Statement on Form N-1A
          of Morgan Stanley Small-Mid Special Value Fund, filed on June 24,
          2005.

e(1).     Amended Distribution Agreement between the Registrant and Morgan
          Stanley Distributors Inc., dated June 22, 1998, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 9 to the
          Registration Statement on Form N-1A, filed on June 25, 1999.

 (2).     Selected Dealers Agreement between Morgan Stanley Distributors
          Inc. and Morgan Stanley DW Inc. is incorporated herein by reference to
          Exhibit 6(b) of Post-Effective No. 4 to the Registration Statement on
          Form N-1A, filed on April 24, 1996.

f.        Not Applicable.

g(1).     Custody Agreement between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Post-Effective
          Amendment No. 4 to the Registration Statement on Form N-1A, filed on
          April 24, 1996.

 (2).     Amendment dated April 17, 1996 to the Custody Agreement is incorporated herein by reference to Exhibit 8(b) of Post-Effective
          Amendment No. 4 to the Registration Statement on Form N-1A, filed on
          April 24, 1996.

 (3).     Amendment dated June 15, 2001 to the Custody Agreement of the
          Registrant, is incorporated herein by reference to Exhibit 7(c) of
          Post-Effective Amendment No. 13 to the Registration Statement on
          Form N-1A, filed on May 29, 2002.

 (4).     Foreign Custody Manager Agreement between The Bank of New York and the
          Registrant, dated June 15, 2001, is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 13 to the Registration
          Statement on Form N-1A, filed on May 29, 2002.

h(1).     Amended and Restated Transfer Agency and Service Agreement, dated
          November 1, 2004, between the Registrant and Morgan Stanley Trust, is incorporated herein by reference to Exhibit h(1) of Post-Effective
          Amendment No. 16 to the Registration Statement on Form N-1A, filed on
          April 26, 2005.

 (2).     Administration Agreement, dated November 1, 2004, between Morgan
          Stanley Services Company Inc. and the Registrant, is incorporated herein by reference to Exhibit h(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on April 26, 2005.

i(1).     Opinion and Consent of Clifford Chance US LLP, filed herein.

 (2).     Opinion of Dechert LLP, Massachusetts Counsel, filed herein.

j.        Consent of Independent Registered Public Accounting Firm, filed herein.

k.        Not Applicable.

l.        Not Applicable.

m.        Amended and Restated Plan of Distribution, Pursuant to Rule 12b-1,
          dated May 1, 2004, is incorporated herein by reference to Exhibit m of
          Post-Effective Amendment No. 16 to the Registration Statement on Form
          N-1A, filed on April 26, 2005.

n.        Amended Multi-Class Plan pursuant to Rule 18f-3, dated October 28,
          2004, is incorporated herein by reference to Exhibit n of
          Post-Effective Amendment No. 16 to the Registration Statement on Form
          N-1A, filed on April 26, 2005.

o.        Not applicable

p(1).     Code of Ethics of Morgan Stanley Investment Management, is
          incorporated herein by reference to Exhibit p(1) of Post-Effective
          Amendment No. 16 to the Registration Statement on Form N-1A, filed on
          April 26, 2005.

 (2).     Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 16 to the
          Registration Statement on Form N-1A, filed on April 26, 2005.

(q).      Powers of Attorney of Trustees, dated May 1, 2005, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth
          Fund, filed on May 27, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

      None

ITEM 25.     INDEMNIFICATION.

             Pursuant to Section 5.3 of the Registrant's Declaration of Trust
and under Section 4.8 of the Registrant's By-Laws, the indemnification of the
Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the
Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The
Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Declaration of Trust, neither the
Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Pursuant to Section 9 of the Registrant's Investment Advisory Agreement, in the
absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to
Section 7 of the Registrant's Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

Pursuant to Section 7 of the Registrant's Underwriting Agreement, the Registrant
shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense
(including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and
Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the
Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the
Underwriter and any such controlling persons to be deemed to protect the
Underwriter or any such controlling persons thereof against any liability to the
Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii)
is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the
Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

             Insofar as indemnification for liabilities arising under the
Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the
Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the
indemnification provision of its by-laws in a manner consistent with Release
11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             The Registrant, in conjunction with the Investment Adviser, the
Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment
Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of
Morgan Stanley & Co. Incorporated. Set forth below is the name and principal business address of each company for which each director or officer of Morgan
Stanley Investment Advisors Serves as a director, officer or employee:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City,
New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 Avenue of the Americas, New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311



      NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS                  INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------                ----------------------------------------------------------------

Mitchell M. Merin                                 President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer                Investment Management; Chairman and Director of Morgan Stanley
and Director                                      Distributors; Chairman and Director of Morgan Stanley Trust;
                                                  President, Chief Executive Officer and Director of Morgan
                                                  Stanley Services; President of the Morgan Stanley Retail Funds
                                                  and the Institutional Funds; Director of Morgan Stanley
                                                  Investment Management Inc.; Director of various Morgan Stanley subsidiaries; Trustee, President and Chief Executive Officer of
                                                  the Van Kampen Open-End Funds; President and Chief Executive
                                                  Officer of the Van Kampen Closed-End Funds.

Barry Fink                                        Managing Director and General Counsel of Morgan Stanley
Managing Director and                             Investment Management; Managing Director and Director of Morgan
Director                                          Stanley Services; Managing Director, Secretary, and Director of
                                                  Morgan Stanley Distributors; Vice President of the Morgan Stanley
                                                  Funds.

Joseph J. McAlinden                               Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                             Investment Management Inc.
Chief Investment Officer

Ronald E. Robison                                 Principal Executive Officer -- Office of the Funds; Managing
Managing Director,                                Director, Chief Administrative Officer and Director of Morgan
Chief Administrative Officer and                  Stanley Services; Chief Executive Officer and Director of Morgan
Director                                          Stanley Trust; Managing Director of Morgan Stanley Distributors;
                                                  Executive Vice President and Principal Executive Officer of the
                                                  Morgan Stanley Funds; Director of Morgan Stanley SICAV.

P. Dominic Caldecott                              Managing Director of Morgan Stanley Investment Management Inc.,
Managing Director                                 and Morgan Stanley Dean Witter Investment Management Limited.;
                                                  Vice President and Investment Manager of Morgan Stanley & Co.
                                                  International.

Rajesh K. Gupta                                   Managing Director and Chief Administrative Officer-Investments
Managing Director and                             of Morgan Stanley Investment Management Inc.
Chief Administrative Officer-
Investments

John B. Kemp, III                                 President and Chief Executive Officer of Morgan Stanley
Executive Director                                Distributors.

Francis J. Smith                                  Executive Director of Morgan Stanley Services; Vice President
Executive Director                                and Chief Financial Officer of the Morgan Stanley Funds.


ITEM 27. PRINCIPAL UNDERWRITERS

(a)      Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Institutional Government Securities Trust
(4)  Active Assets Institutional Money Trust
(5)  Active Assets Money Trust
(6)  Active Assets Tax-Free Trust
(7)  Morgan Stanley Aggressive Equity Fund
(8)  Morgan Stanley Allocator Fund
(9)  Morgan Stanley American Opportunities Fund
(10) Morgan Stanley Balanced Growth Fund
(11) Morgan Stanley Balanced Income Fund
(12) Morgan Stanley Biotechnology Fund
(13) Morgan Stanley California Tax-Free Daily Income Trust
(14) Morgan Stanley California Tax-Free Income Fund
(15) Morgan Stanley Capital Opportunities Trust
(16) Morgan Stanley Convertible Securities Trust
(17) Morgan Stanley Developing Growth Securities Trust
(18) Morgan Stanley Dividend Growth Securities Inc.
(19) Morgan Stanley European Equity Fund Inc.
(20) Morgan Stanley Equally-Weighted S&P 500 Fund
(21) Morgan Stanley Financial Services Trust
(22) Morgan Stanley Flexible Income Trust
(23) Morgan Stanley Fund of Funds
(24) Morgan Stanley Fundamental Value Fund
(25) Morgan Stanley Global Advantage Fund
(26) Morgan Stanley Global Dividend Growth Securities
(27) Morgan Stanley Global Utilities Fund
(28) Morgan Stanley Growth Fund

(29) Morgan Stanley Health Sciences Trust
(30) Morgan Stanley High Yield Securities Inc.
(31) Morgan Stanley Income Builder Fund
(32) Morgan Stanley Income Trust
(33) Morgan Stanley Information Fund
(34) Morgan Stanley International Fund
(35) Morgan Stanley International SmallCap Fund
(36) Morgan Stanley International Value Equity Fund
(37) Morgan Stanley Japan Fund
(38) Morgan Stanley KLD Social Index Fund
(39) Morgan Stanley Limited Duration Fund
(40) Morgan Stanley Limited Duration U.S. Treasury Trust
(41) Morgan Stanley Limited Term Municipal Trust
(42) Morgan Stanley Liquid Asset Fund Inc.
(43) Morgan Stanley Mid-Cap Value Fund
(44) Morgan Stanley Mortgage Securities Trust
(45) Morgan Stanley Nasdaq-100 Index Fund
(46) Morgan Stanley Natural Resource Development Securities Inc.
(47) Morgan Stanley New York Municipal Money Market Trust
(48) Morgan Stanley New York Tax-Free Income Fund
(49) Morgan Stanley Pacific Growth Fund Inc.
(50) Morgan Stanley Prime Income Trust
(51) Morgan Stanley Real Estate Fund
(52) Morgan Stanley S&P 500 Index Fund
(53) Morgan Stanley Select Dimensions Investment Series
(54) Morgan Stanley Small-Mid Special Value Fund
(55) Morgan Stanley Special Growth Fund
(56) Morgan Stanley Special Value Fund
(57) Morgan Stanley Strategist Fund
(58) Morgan Stanley Tax-Exempt Securities Trust
(59) Morgan Stanley Tax-Free Daily Income Trust

(60) Morgan Stanley Total Market Index Fund
(61) Morgan Stanley Total Return Trust
(62) Morgan Stanley U.S. Government Money Market Trust
(63) Morgan Stanley U.S. Government Securities Trust
(64) Morgan Stanley Utilities Fund
(65) Morgan Stanley Value Fund
(66) Morgan Stanley Variable Investment Series

(b)      The following information is given regarding directors and officers of
Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New
York 10020. None of the following persons has any position or office with the
Registrant.

                                    POSITIONS AND OFFICE WITH
NAME                               MORGAN STANLEY DISTRIBUTORS
----                       ----------------------------------------------
Fred Gonfiantini           Executive Director and Financial Operations
                           Principal of Morgan Stanley Distributors Inc.

(c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the
Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        The Bank of New York
        100 Church Street
        New York, New York 10286
        (records relating to its function as custodian)

        Morgan Stanley Investment Advisors Inc.
        1221 Avenue of the Americas
        New York, New York 10020
        (records relating to its function as investment adviser)

        Morgan Stanley Trust
        Harborside Financial Center, Plaza Two
        2nd Floor
        Jersey City, New Jersey 07311
        (records relating to its function as transfer agent and
        dividend disbursing agent)

        Morgan Stanley Services Company Inc.
        Harborside Financial Center, Plaza Two
        7th Floor
        Jersey City, New Jersey 07311
        (records relating to its function as administrator)

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Post-Effective
Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New
York on the 29th day of June, 2005.
            ----

                                 MORGAN STANLEY SPECIAL GROWTH FUND

                                 By /s/ Amy R. Doberman
                                    --------------------------------
                                        Amy R. Doberman
                                        Vice President

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated.



         Signatures                                  Title                        Date
         ----------                                  -----                        ----

(1) Principal Executive Officer              Executive Vice President and
                                             Principal Executive Officer          June 29, 2005
By /s/ Ronald E. Robison
   ---------------------------
       Ronald E. Robison

(2) Principal Financial Officer             Chief Financial Officer               June 29, 2005

By /s/ Francis J. Smith
   -----------------------
       Francis J. Smith

(3) Majority of the Trustees                                                      June 29, 2005

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins

By /s/ Barry Fink
   ---------------------------------
       Barry Fink
       Attorney-in-Fact

     Michael Bozic         Manuel H. Johnson
     Edwin J. Garn         Joseph J. Kearns
     Wayne E. Hedien       Michael E. Nugent
                           Fergus Reid                                            June 29, 2005

By /s/ Carl Frischling
   -----------------------
       Carl Frischling
       Attorney-in-Fact                                                           June 29, 2005



                       MORGAN STANLEY SPECIAL GROWTH FUND

                                  EXHIBIT INDEX
                                  -------------

i(1).     Opinion and Consent of Clifford Chance US LLP.

 (2).     Opinion of Dechert LLP, Massachusetts Counsel.

j.        Consent of Independent Registered Public Accounting Firm.